Pioneer Bond Fund

Schedule of Investments | September 30, 2019

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Schedule of Investments | 9/30/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 102.0%
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	9,656(a)	Wells Fargo & Co., 7.5%	$14,701,163
		Total Banks	$14,701,163
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $10,558,494)	$14,701,163
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 11.5% of Net Assets
	645,349(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.258% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$629,039
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	625,118
	12,500,000+	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	12,500,000
	688,642	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	689,501
	4,300,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	4,331,923
	4,000,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	4,046,314
	1,249,999	Amur Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,271,559
	800,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	812,806
	1,675,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,739,146
	5,784,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,994,645
	3,833,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,865,080
	2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,698,361
	5,900,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	5,927,115
	1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,133,325
	1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,761,261
	4,738,044(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	4,826,907
	1,416,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	1,440,247
	42,963(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.508% (1 Month USD LIBOR + 49 bps), 6/25/36	42,900
	868,142	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	866,205
	4,357,437	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	4,377,115
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class B, 3.81%, 5/15/23 (144A)	1,406,143
	8,600,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,765,693
	1,164,698(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.668% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,155,405
	4,489,931	Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (144A)	4,674,293
	2,301,390	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	2,315,925
	7,600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	7,615,787
	3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	3,019,769
	1,871,159	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,871,634
	321,334(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.818% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	328,559
	3,312,224	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	3,322,727
	4,000,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	4,081,674
	81,875(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.153% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	82,039
	4,500,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	4,575,253
	1,300,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	1,296,163
	1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,895,179
	4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	4,019,678
	2,110,344	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	2,125,627
	2,597,347	FCI Funding LLC, Series 2019-1A, Class B, 4.03%, 2/18/31 (144A)	2,616,253
	10,627,315	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	11,311,276
	3,000,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	3,002,100
	1,700,000(c)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813%, 4/25/29 (144A)	1,722,440
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	21,900,000	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	$22,160,062
	1,140,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (144A)	1,193,306
	3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,864,000
	4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,237,899
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	1,027,259
	1,750,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,780,236
	5,080,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	5,186,341
	6,000,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	6,156,568
	10,312(d)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	10,320
	13,154(b)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.318% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	13,153
	4,846,050	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	5,027,728
	2,250,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.549% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,253,177
	1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,883,909
	2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,857,827
	4,320,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	4,341,514
	5,686,861(b)	Home Partners of America Trust, Series 2018-1, Class A, 2.925% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	5,669,588
	3,750,000	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,812,695
	5,021,000	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	5,031,263
	5,250,000+	Horizon Funding, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	5,249,562
	739,560	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	514,151
	202,391	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	144,970
	3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.275% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,640,670
	4,730,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 3.478% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	4,704,976
	6,860,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 3.675% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	6,859,984
	8,960,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.025% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	8,974,347
	329,340	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	340,858
	3,879,452	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	4,237,366
	6,452,726	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	7,076,996
	14,500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	14,635,782
	6,000,000(b)	M360 LLC, Series 2019-CRE2, Class A, 0.0% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	5,998,946
	2,623,223	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	2,629,955
	5,950,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	6,031,601
	1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,787,248
	8,726,000(c)	Mill City Mortgage Loan Trust, Series 2016-1, Class B2, 3.977%, 4/25/57 (144A)	8,926,832
	13,989,545(c)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	14,776,146
	9,468,232(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	9,224,685
	2,645,000(c)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	2,670,601
	3,094,553(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.018% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	3,114,189
	3,000,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	3,046,456
	1,358,065(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.693% (1 Month USD LIBOR + 68 bps), 1/25/36	1,356,979
	2,470,959	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	2,507,846
	3,594,149	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	3,658,313
	528,997	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	532,346
	3,000,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	3,068,455
	3,730,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	3,827,645
	6,180,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	6,257,716
	3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,350,472
	5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	6,034,017
	8,370,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	8,589,528
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	2,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	$2,003,248
	2,000,000(c)	RMF Buyout Issuance Trust, Series 2019-1, Class M3, 3.011%, 7/25/29 (144A)	2,004,366
	1,462,793	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	1,478,756
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,373,487
	7,400,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	7,627,032
	1,162,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,157,945
	12,679,735	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	12,815,290
	1,466,875	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	1,496,973
	3,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	3,257,401
	1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,102,225
	417,288	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	418,696
	3,885,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1M1, 3.25%, 11/25/60 (144A)	3,949,876
	14,130,000(c)	Towd Point Mortgage Trust, Series 2016-4, Class M1, 3.25%, 7/25/56 (144A)	14,117,745
	11,430,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 4.007%, 10/25/56 (144A)	11,461,766
	12,600,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	12,894,689
	10,088,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	10,011,258
	10,875,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	10,398,900
	20,071,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	20,298,497
	7,000,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	7,168,266
	5,500,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	5,503,363
	5,161,000(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 4.025%, 1/25/58 (144A)	5,339,804
	19,865,000(c)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	20,354,029
	3,250,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	3,463,281
	8,210,475(c)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	8,415,734
	14,000,000(c)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	14,406,004
	7,897,620(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	7,965,259
	3,531,929(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	3,517,728
	22,685,000(c)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	24,265,199
	10,150,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	10,856,323
	13,515,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class A2, 3.418% (1 Month USD LIBOR + 140 bps), 5/25/58 (144A)	13,603,183
	12,242,162(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	12,243,113
	8,950,000	Towd Point Mortgage Trust, Series 2019-MH1, Class A1, 0.0%, 11/25/58	9,006,993
	6,013,631(c)	Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75%, 11/25/58 (144A)	6,063,376
	3,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.878% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	3,000,150
	8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,634,743
	9,411,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	9,431,540
	1,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/24 (144A)	1,260,364
	2,125,000	United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (144A)	2,144,607
	26,395	United States Small Business Administration, Series 2002-20A, Series 1, 6.14%, 1/1/22	27,024
	141,986	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	148,825
	146,131	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	153,121
	221,986	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	239,117
	203,178	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	221,672
	148,815	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	162,086
	127,457	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	140,256
	49,720	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	54,340
	120,029	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	127,560
	994,403	Upstart Securitization Trust, Series 2018-2, Class A, 3.33%, 12/22/25 (144A)	995,098
	2,450,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	2,492,124
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	501,295	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	$501,592
	1,799,755	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	1,804,037
	2,391,826	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	2,414,733
	1,148,070	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,158,885
	1,139,964	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	1,140,457
	913,427	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	917,112
	5,246,695	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	5,301,560
	3,870,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	4,005,334
	2,500,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	2,501,563
		TOTAL ASSET BACKED SECURITIES
		(Cost $666,601,297)	$681,076,372
		COLLATERALIZED MORTGAGE OBLIGATIONS - 24.3% of Net Assets
	3,190,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$3,200,243
	16,594(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.468% (1 Month USD LIBOR + 45 bps), 8/25/18	16,554
	2,800,000	American Homes 4 Rent, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	3,014,232
	700,000	American Homes 4 Rent, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	758,997
	1,300,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,370,096
	2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,404,892
	6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,875,900
	5,200,000(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.528% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	5,200,000
	3,500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.965%, 2/27/48 (144A)	3,490,285
	7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	7,992,353
	9,000,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	9,665,124
	4,412,656(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	—
	5,926,003(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	6,040,892
	2,647,453(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	2,690,233
	2,084,231(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.718% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	2,091,097
	6,055,242(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.618% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	6,061,924
	5,430,000(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.368% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	5,439,652
	6,720,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.868% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	6,739,876
	5,250,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 4.768% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	5,277,222
	4,530,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.768% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,539,216
	4,060,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.718% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,060,359
	7,000,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	7,605,688
	4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,683,988
	7,400,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	8,273,322
	4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.6% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,705,666
	4,326,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class D, 3.0%, 5/15/52 (144A)	4,080,186
	3,721,901(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	3,846,140
	3,107,027(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	3,030,305
	3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,278,980
	3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,120,705
	4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,272,658
	11,064,409(c)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A4, 4.0%, 4/25/49 (144A)	11,165,670
	11,058,101(c)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A4, 3.5%, 7/25/49 (144A)	11,208,856
	4,151,090(c)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A15, 3.5%, 7/25/49 (144A)	4,185,141
	146,327(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 4.433%, 12/25/33	146,124
	14,813,154(c)	CIM Trust, Series 2019-INV1, Class A1, 4.0%, 2/25/49 (144A)	15,186,602
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	$3,712,188
	6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,435,124
	3,100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	3,235,341
	6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.721%, 9/10/58	6,602,004
	4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	4,207,844
	7,700,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/24 (144A)	8,277,106
	8,660,080(c)	Citigroup Mortgage Loan Trust, Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	8,728,224
	9,768,055(c)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	10,018,023
	11,622,609(c)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.5%, 1/25/66 (144A)	11,912,308
CAD	8,000,000+	Classic RMBS Trust, Series 2019-1A, Class A, 3.064%, 8/15/26 (144A)	6,043,665
	894,798	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	893,469
	2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,467,598
	2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,468,078
	2,090,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,159,888
	2,933,640	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,974,371
	5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.286%, 8/10/50 (144A)	5,331,703
	1,900,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	1,942,700
	2,500,000(c)	COMM Mortgage Trust, Series 2014-CR16, Class C, 5.093%, 4/10/47	2,689,233
	7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.662%, 11/10/47	7,821,337
	248,503(b)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.582% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	248,631
	6,304,455	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,622,485
	4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.908%, 6/10/47	4,706,692
	4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,287,198
	5,200,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	5,440,491
	4,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	4,006,563
	3,104,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.695%, 8/10/48	3,364,255
	6,300,000	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,637,116
	4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,720,863
	15,470,000(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.468% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	15,604,400
	4,990,000(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.318% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	5,015,595
	4,480,000(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.168% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	4,501,396
	8,375,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.178% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,395,946
	7,120,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.687%, 11/15/48	7,665,649
	2,090,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,178,931
	7,604,895(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	7,768,043
	3,756,623(c)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	3,713,654
	2,498,659(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.445%, 5/25/43 (144A)	2,462,231
	2,705,201(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.654%, 10/25/43 (144A)	2,736,466
	7,399,260(c)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	7,188,304
	20,127,130(c)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	20,746,517
	1,188,448(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	1,184,818
	2,874,635(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	2,870,990
	4,893,329(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.718% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,905,263
	11,100,000(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.818% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	11,142,475
	5,916,252(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	5,987,892
	9,197,273(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 6.468% (1 Month USD LIBOR + 445 bps), 1/25/29	9,683,082
	1,820,077(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.618% (1 Month USD LIBOR + 60 bps), 7/25/30	1,819,353
	13,220,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 4.168% (1 Month USD LIBOR + 215 bps), 10/25/30	13,321,313
	613,920(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 2.768% (1 Month USD LIBOR + 75 bps), 12/25/30	614,151
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	5,660,083(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.738% (1 Month USD LIBOR + 72 bps), 1/25/31	$5,662,270
	3,900,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.368% (1 Month USD LIBOR + 235 bps), 1/25/31	3,944,248
	3,450,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2019-R04, Class 2M2, 4.118% (1 Month USD LIBOR + 210 bps), 6/25/39 (144A)	3,462,687
	418,822(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.646%, 7/25/43	440,979
	9,642(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.428% (1 Month USD LIBOR + 40 bps), 12/15/20	9,659
	12,159,090(b)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.523% (1 Month USD LIBOR + 655 bps), 8/15/42	2,560,833
	1,100,832	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	1,115,705
	223,869	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	233,667
	836,102	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	846,140
	2,927,897	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68	3,070,632
	13,426,703	Finance of America Structured Securities Trust, Series 2019-JR2, 0.0%, 6/25/69	13,829,504
	2,197,000(c)	FirstKey Mortgage Trust, Series 2015-1, Class B4, 3.922%, 3/25/45 (144A)	2,278,014
	13,034,705	Flagstar Mortgage Trust, Series 2018-2, Class A6, 3.5%, 4/25/48	13,154,487
	5,378,930(c)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	5,403,012
	4,625,586(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B1, 4.513%, 5/25/48 (144A)	5,148,228
	4,790,821(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.513%, 5/25/48 (144A)	5,108,766
	4,230,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 6.268% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	4,557,054
	9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.318% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	9,992,466
	8,470,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 4.468% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	8,560,684
	6,260,000(b)	Freddie Mac Stacr Trust, Series 2019-DNA3, Class M2, 4.068% (1 Month USD LIBOR + 205 bps), 7/25/49 (144A)	6,281,055
	4,350,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.268% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	5,787,696
	3,926,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.368% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	3,955,635
	3,165,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.268% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	3,798,310
	3,530,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 4.068% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	3,543,528
	1,681,155(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.318% (1 Month USD LIBOR + 130 bps), 3/25/29	1,685,540
	11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 5.468% (1 Month USD LIBOR + 345 bps), 10/25/29	12,096,182
	8,940,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.518% (1 Month USD LIBOR + 250 bps), 3/25/30	9,130,885
	2,308,269(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 2.718% (1 Month USD LIBOR + 70 bps), 9/25/30	2,308,786
	2,390,050(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.16%, 8/25/48 (144A)	2,407,907
	890,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.375%, 9/25/45 (144A)	908,536
	902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.089% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	916,854
	2,653,276(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.089% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,685,973
	3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.088%, 10/25/48 (144A)	3,896,053
	2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,810,799
	4,891,885(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	4,628,075
	5,000,000(b)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.409% (1 Month USD LIBOR + 690 bps), 8/25/29	4,737,815
	5,954,936(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	6,286,976
	7,141,258(c)	FWDSecuritization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	7,169,584
	2,150,000(c)	FWDSecuritization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,166,036
	1,052,705	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	1,104,448
	509,319	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	514,790
	616,086	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	634,818
	38,364,805(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	2,643,343
	3,641,129	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	3,642,717
	6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,859,653
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,852,060+(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B1, 4.317%, 8/25/49 (144A)	$2,941,187
	7,651,547(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.0%, 11/25/49 (144A)	7,777,678
	3,520,280(c)	GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B3, 3.11%, 7/25/44 (144A)	3,521,070
	6,482,413	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	6,745,743
	18,175,564(c)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	18,058,570
	5,500,000(c)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/59 (144A)	5,454,626
	750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 3.375% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	750,271
	1,967,532(b)	Home Re, Ltd., Series 2018-1, Class M1, 3.618% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,968,629
	7,040,000(b)	Home Re, Ltd., Series 2019-1, Class M1, 3.668% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	7,048,222
	8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	10,133,629
	1,900,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	1,968,165
	4,555,234	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	4,637,662
	5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	6,114,062
	6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	7,168,418
	5,954,220(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.5%, 3/25/43 (144A)	5,946,080
	4,934,590(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	4,953,110
	3,772,171(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	3,778,551
	1,666,194(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.178%, 10/26/48 (144A)	1,705,940
	9,931,444(c)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.837%, 12/25/48 (144A)	10,463,247
	2,896,245(c)	JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.757%, 6/25/48 (144A)	3,051,668
	3,776,906(c)	JP Morgan Mortgage Trust, Series 2018-3, Class B1, 3.771%, 9/25/48 (144A)	3,934,589
	202,203(c)	JP Morgan Mortgage Trust, Series 2018-6, Class 1A10, 3.5%, 12/25/48 (144A)	204,054
	4,492,825(c)	JP Morgan Mortgage Trust, Series 2019-2, Class A6, 4.0%, 8/25/49 (144A)	4,579,974
	7,572,522(c)	JP Morgan Mortgage Trust, Series 2019-6, Class A4, 3.5%, 12/25/49 (144A)	7,646,982
	18,400,000(c)	JP Morgan Mortgage Trust, Series 2019-7, Class A4, 3.5%, 2/25/50 (144A)	18,594,063
	4,995,000(c)	JP Morgan Mortgage Trust, Series 2019-7, Class B1A, 3.005%, 2/25/50 (144A)	4,972,687
	8,392,000(c)	JP Morgan Mortgage Trust, Series 2019-7, Class B2A, 3.255%, 2/25/50 (144A)	8,453,069
	6,413,090(c)	JP Morgan Mortgage Trust, Series 2019-INV1, Class B3, 5.165%, 10/25/49 (144A)	6,954,352
	15,075,000(c)	JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.5%, 2/25/50 (144A)	15,174,489
	7,391,401(c)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	7,533,951
	7,954,155(c)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	8,160,805
	6,061,173(c)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A3, 3.5%, 12/25/49 (144A)	6,110,893
	5,142,236(c)	JP Morgan Mortgage Trust, Series 2019-LTV2, Class A15, 3.5%, 12/25/49 (144A)	5,232,358
	4,167,635(c)	JP Morgan Trust, Series 2015-3, Class B3, 3.662%, 5/25/45 (144A)	4,298,485
	7,850,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A4, 3.329%, 11/15/48	8,270,962
	3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,680,972
	6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	6,993,538
	2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (144A)	1,845,275
	7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	8,653,654
	45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	522,045
	1,737,899	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,807,415
	816,115(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + 300 bps), 9/8/39 (144A)	821,216
	2,607,866(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + 224 bps), 11/24/42 (144A)	2,695,881
	4,563,780(b)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 3.589% (1 Month USD LIBOR + 150 bps), 5/1/24 (144A)	4,569,162
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	4,571,040(c)	Metlife Securitization Trust, Series 2019-1A, Class A1A, 3.75%, 4/25/58 (144A)	$4,721,878
	28,450,000(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	29,123,352
	9,419,465(c)	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (144A)	9,645,580
	14,475,944(c)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	15,003,847
	21,018,073(c)	Mill City Mortgage Loan Trust, Series 2019-1, Class M2, 3.5%, 10/25/69 (144A)	21,501,530
	4,852,948	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	4,930,750
	7,127,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.291%, 3/15/48	7,419,111
	6,900,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,877,978
	4,423,431(b)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.768% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	4,410,300
	3,404,408(c)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	3,571,915
	110,429(c)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	114,648
	14,086,636(c)	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57 (144A)	14,680,612
	18,192,466(c)	New Residential Mortgage Loan Trust, Series 2019-4A, Class A1B, 3.5%, 12/25/58 (144A)	18,694,221
	12,980,000(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	12,982,939
	13,630,848(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	13,861,492
	5,403,639(c)	NRP Mortgage Trust, Series 2013-1, Class B1, 3.312%, 7/25/43 (144A)	5,506,335
	4,156,267(c)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.312%, 7/25/43 (144A)	4,228,199
	2,457,000(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 4.868% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,470,323
	2,269,738(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	2,298,532
	4,565,455(c)	OBX Trust, Series 2019-EXP1, Class 1A3, 4.0%, 1/25/59 (144A)	4,651,222
	10,200,000(c)	OBX Trust, Series 2019-INV1, Class A10, 4.0%, 11/25/48 (144A)	10,635,622
	12,030,177(c)	OBX Trust, Series 2019-INV2, Class A5, 4.0%, 5/27/49 (144A)	12,405,627
	183,141(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.989% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	183,162
	8,107,165(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	8,240,137
	4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,816,505
	700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	709,944
	5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	5,134,427
	3,835,731(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.418% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	3,840,955
	11,160,000(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.968% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	11,207,183
	3,437,000(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 5.218% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,463,946
	275,762(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 3.0% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	275,712
	6,508,750	Seasoned Loans Structured Transaction Trust, Series 2019-1, Class A1, 3.5%, 5/25/29	6,837,395
	14,000,000+	Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C, 2.75%, 9/25/29	14,159,949
	2,647,232(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.729%, 12/25/42	2,674,943
	6,755,243(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,554,989
	6,831,337(c)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	6,645,052
	14,725,624(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	14,885,161
	6,876,132(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	6,858,846
	10,397,582(c)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	10,523,434
	7,793,965(c)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	7,684,296
	9,608,747(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	9,695,072
	9,706,357(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	9,793,559
	13,513,711(c)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	13,696,501
	1,957,782(c)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	2,032,376
	8,888,751(c)	Sequoia Mortgage Trust, Series 2018-6, Class A22, 4.0%, 7/25/48 (144A)	9,063,402
	3,641,977(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	3,726,698
	3,685,714(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	3,829,349
	20,200,000(c)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	20,631,856
	3,745,923(b)	STACR Trust, Series 2018-DNA3, Class M1, 2.768% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	3,749,114
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	10,870,000(b)	STACR Trust, Series 2018-DNA3, Class M2, 4.118% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	$10,894,784
	11,220,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 6.218% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,840,439
	6,450,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 4.418% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	6,588,686
	2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.198% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	2,947,177
	9,375,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	9,571,898
	7,540,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	7,979,760
	10,011,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	10,280,402
	5,485,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	5,706,228
	12,015,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	12,054,960
	10,055,000(c)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	9,913,610
	4,409,443(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	4,386,495
	179,675	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	185,767
	285,942	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	291,782
	3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	4,082,921
	8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,645,246
	10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	10,205,724
	9,400,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.5%, 10/25/49 (144A)	9,544,672
	4,200,000(c)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.548%, 3/15/48 (144A)	4,216,768
	6,200,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	6,564,523
	2,836,701(c)	WinWater Mortgage Loan Trust, Series 2014-2, Class B4, 4.097%, 9/20/44 (144A)	2,943,198
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,414,399,028)	$1,442,553,589
		CORPORATE BONDS - 27.3% of Net Assets
		Aerospace & Defense - 0.8%
	9,560,000	Boeing Co., 3.75%, 2/1/50	$10,325,120
	14,425,000	Boeing Co., 3.9%, 5/1/49	15,836,746
	13,470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	13,990,394
	7,910,000	United Technologies Corp., 4.125%, 11/16/28	8,949,263
		Total Aerospace & Defense	$49,101,523
		Agriculture - 0.5%
	12,540,000	Philip Morris International, Inc., 3.25%, 11/10/24	$13,067,475
	14,708,000	Reynolds American, Inc., 4.45%, 6/12/25	15,686,821
		Total Agriculture	$28,754,296
		Airlines - 0.1%
	6,566,645	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$6,772,305
		Total Airlines	$6,772,305
		Auto Manufacturers - 0.9%
	6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$7,319,236
	2,300,000	General Motors Financial Co., Inc., 3.7%, 11/24/20	2,328,750
	10,710,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	10,995,609
	12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	12,409,531
	3,590,000	Nissan Motor Acceptance Corp., 2.15%, 7/13/20 (144A)	3,586,092
	7,495,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	7,567,080
	7,040,000	Volkswagen Group of America Finance LLC, 4.0%, 11/12/21 (144A)	7,275,632
		Total Auto Manufacturers	$51,481,930
		Banks - 5.3%
	16,040,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$16,679,005
	1,150,000	Bank of America Corp., 4.2%, 8/26/24	1,233,484
	10,345,000(b)	Bank of New York Mellon Corp., 3.316% (3 Month USD LIBOR + 105 bps), 10/30/23	10,520,732
	6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	6,790,372
	5,205,000(a)(c)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	5,535,517
	13,875,000(a)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	14,620,781
	6,900,000	BPCE SA, 2.25%, 1/27/20	6,893,865
	3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	4,201,464
	21,955,000(b)	Canadian Imperial Bank of Commerce, 2.581% (3 Month USD LIBOR + 32 bps), 2/2/21	21,996,338
	8,475,000	Capital One NA, 2.15%, 9/6/22	8,466,699
	3,435,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	3,579,889
	7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,472,901
	11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	12,472,469
	7,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	7,591,120
	5,337,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	5,862,327
	4,700,000(a)(c)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	4,658,612
	7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	8,145,239
	6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,915,223
	1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,566,798
	2,400,000(b)	HSBC Holdings Plc, 3.124% (3 Month USD LIBOR + 100 bps), 5/18/24	2,409,516
	Principal Amount USD ($)		Value
		Banks - (continued)
	6,937,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	$7,022,727
	5,550,000(a)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	5,778,937
	17,815,000(a)(c)	JPMorgan Chase & Co., 5.0% (Secured Overnight Financing Rate + 338 bps)	18,213,522
	7,378,000	KeyCorp, 5.1%, 3/24/21	7,685,931
	8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	9,137,592
	5,450,000	Morgan Stanley, 4.1%, 5/22/23	5,739,232
	19,200,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	20,070,554
	8,524,000	Nordea Bank Abp, 4.875%, 5/13/21 (144A)	8,820,909
	10,505,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	11,249,279
	9,051,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	9,522,557
	11,891,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	12,051,363
	12,575,000	SunTrust Bank, 2.45%, 8/1/22	12,693,338
	2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,015,415
	10,350,000	UBS AG, 7.625%, 8/17/22	11,682,045
	11,650,000(a)(c)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	12,372,300
	4,497,000(a)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	4,716,229
		Total Banks	$316,384,281
		Beverages - 0.5%
	17,710,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$23,177,356
	7,630,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	8,741,217
		Total Beverages	$31,918,573
		Biotechnology - 0.2%
	3,550,000	Biogen, Inc., 3.625%, 9/15/22	$3,691,015
	6,835,000	Biogen, Inc., 5.2%, 9/15/45	8,103,279
		Total Biotechnology	$11,794,294
		Building Materials - 0.5%
	11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$11,627,458
	7,680,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	7,707,620
	3,250,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	3,434,995
	4,385,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	4,472,700
		Total Building Materials	$27,242,773
		Chemicals - 0.4%
	1,567,000	CF Industries, Inc., 4.95%, 6/1/43	$1,535,660
	7,860,000	CF Industries, Inc., 5.375%, 3/15/44	7,915,236
	5,702,000	Chemours Co., 7.0%, 5/15/25	5,374,135
	4,479,000	Dow Chemical Co., 4.8%, 5/15/49 (144A)	4,950,316
	722,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	742,469
	5,650,000	Olin Corp., 5.625%, 8/1/29	5,877,695
		Total Chemicals	$26,395,511
		Commercial Services - 0.4%
	3,580,000	BidFair MergeRight, Inc., 7.375%, 10/15/27 (144A)	$3,647,376
	3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	4,082,361
	1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,386,413
	2,400,000	Moody's Corp., 3.25%, 6/7/21	2,448,246
	2,600,000	President & Fellows of Harvard College, 2.3%, 10/1/23	2,644,648
	5,942,000	Verisk Analytics, Inc., 5.5%, 6/15/45	7,363,361
		Total Commercial Services	$21,572,405
		Distribution & Wholesale - 0.0%†
	1,565,000	Performance Food Group, Inc., 5.5%, 10/15/27 (144A)	$1,647,162
		Total Distribution & Wholesale	$1,647,162
		Diversified Finanancial Services - 0.9%
	800,000(b)	AIG Global Funding, 2.565% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$802,230
	2,980,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	2,985,915
	4,885,000	Capital One Financial Corp., 3.3%, 10/30/24	5,056,026
	9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	10,166,024
	5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,627,265
	4,031,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	4,021,275
	6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	6,510,906
	11,625,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	11,673,083
	4,550,000	Visa, Inc., 2.2%, 12/14/20	4,566,890
		Total Diversified Finanancial Services	$51,409,614
		Electric - 1.9%
	1,749,000(c)	AES Gener SA, 7.125% (5 Year USD Swap Rate + 464 bps), 3/26/79 (144A)	$1,829,891
	8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	10,068,622
	2,700,000	Dominion Energy, Inc., 2.75%, 1/15/22	2,725,054
	4,027,000(d)	Dominion Energy, Inc., 3.071%, 8/15/24	4,125,083
	2,150,000(a)(c)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	2,201,062
	4,170,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,884,112
	6,365,000	Exelon Corp., 2.85%, 6/15/20	6,391,621
	4,655,000	Iberdrola International BV, 6.75%, 7/15/36	6,442,143
	2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	3,295,776
	610,000	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	623,085
	347,307	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	354,501
	6,574,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	6,512,639
	10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	10,885,198
	2,327,000	NRG Energy, Inc., 5.75%, 1/15/28	2,501,525
	Principal Amount USD ($)		Value
		Electric - (continued)
	157,007	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	$161,956
	11,910,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	12,130,365
	1,196,429	San Diego Gas & Electric Co., 1.914%, 2/1/22	1,173,031
	9,720,000	Sempra Energy, 3.4%, 2/1/28	10,040,347
	2,366,071	Southern California Edison Co., 1.845%, 2/1/22	2,327,979
	8,605,000	Southern California Edison Co., 4.875%, 3/1/49	10,333,588
	11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	12,113,439
		Total Electric	$111,121,017
		Electronics - 0.6%
	8,412,000	Amphenol Corp., 3.125%, 9/15/21	$8,546,838
	3,065,000	Amphenol Corp., 3.2%, 4/1/24	3,160,308
	7,391,000	Amphenol Corp., 4.35%, 6/1/29	8,196,104
	5,780,000	Flex, Ltd., 4.75%, 6/15/25	6,224,690
	9,510,000	Flex, Ltd., 4.875%, 6/15/29	9,982,991
		Total Electronics	$36,110,931
		Energy-Alternate Sources - 0.0%†
	386,406	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$449,869
		Total Energy-Alternate Sources	$449,869
		Environmental Control - 0.0%†
	2,678,000	Republic Services, Inc., 2.9%, 7/1/26	$2,755,351
		Total Environmental Control	$2,755,351
		Food - 0.5%
	6,250,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	$6,624,875
	4,119,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	4,109,921
	2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,476,070
	7,555,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	7,550,530
	3,430,000(b)	Tyson Foods, Inc., 2.602% (3 Month USD LIBOR + 45 bps), 8/21/20	3,429,981
	3,075,000(b)	Tyson Foods, Inc., 2.682% (3 Month USD LIBOR + 55 bps), 6/2/20	3,077,021
		Total Food	$27,268,398
		Forest Products & Paper - 0.1%
	1,275,000	International Paper Co., 4.8%, 6/15/44	$1,379,524
	2,575,000	International Paper Co., 6.0%, 11/15/41	3,142,460
		Total Forest Products & Paper	$4,521,984
		Gas - 0.1%
	3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,169,608
	1,891,748	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,279,934
		Total Gas	$5,449,542
		Healthcare-Products - 0.3%
	4,155,000	Abbott Laboratories, 3.75%, 11/30/26	$4,526,637
	3,522,000(b)	Becton Dickinson & Co., 2.979% (3 Month USD LIBOR + 88 bps), 12/29/20	3,523,178
	11,200,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	11,525,633
		Total Healthcare-Products	$19,575,448
		Healthcare-Services - 0.5%
	6,585,000	Anthem, Inc., 3.35%, 12/1/24	$6,846,731
	4,506,000	Anthem, Inc., 3.65%, 12/1/27	4,734,851
	1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,231,272
	3,630,000	Humana, Inc., 3.95%, 3/15/27	3,852,721
	2,400,000	NYU Hospitals Center, 4.428%, 7/1/42	2,832,124
	4,785,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	4,910,606
	3,990,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	4,123,066
		Total Healthcare-Services	$28,531,371
		Home Builders - 0.1%
	4,320,000	Meritage Homes Corp., 6.0%, 6/1/25	$4,773,600
		Total Home Builders	$4,773,600
		Household Products & Wares - 0.1%
	8,203,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$8,227,491
		Total Household Products & Wares	$8,227,491
		Insurance - 1.8%
	2,335,000	AXA SA, 8.6%, 12/15/30	$3,374,075
	912,000	CNO Financial Group, Inc., 5.25%, 5/30/25	980,218
	2,862,000	CNO Financial Group, Inc., 5.25%, 5/30/29	3,133,890
	1,850,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,882,154
	2,960,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,410,597
	9,610,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,044,852
	5,045,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	6,026,801
	18,482,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	27,622,140
	13,250,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	13,557,870
	6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,408,058
	7,265,000	New York Life Global Funding, 2.875%, 4/10/24 (144A)	7,491,742
	7,300,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	8,575,355
	2,216,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	2,421,398
	4,250,000	Protective Life Corp., 7.375%, 10/15/19	4,257,722
	1,090,000	Prudential Financial, Inc., 4.5%, 11/16/21	1,143,340
	690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,019,842
	2,631,000	Willis North America, Inc., 2.95%, 9/15/29	2,589,531
		Total Insurance	$103,939,585
	Principal Amount USD ($)		Value
		Internet - 0.6%
	7,170,000	Booking Holdings, Inc., 3.55%, 3/15/28	$7,685,866
	1,925,000	Booking Holdings, Inc., 3.6%, 6/1/26	2,058,215
	7,875,000	Booking Holdings, Inc., 3.65%, 3/15/25	8,393,804
	8,188,000	Expedia Group, Inc., 3.25%, 2/15/30 (144A)	8,164,650
	4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	4,317,116
	5,900,000	Expedia Group, Inc., 4.5%, 8/15/24	6,397,481
	950,000	Expedia Group, Inc., 5.0%, 2/15/26	1,067,203
		Total Internet	$38,084,335
		Iron & Steel - 0.1%
	3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,683,125
	1,525,000	Commercial Metals Co., 5.75%, 4/15/26	1,563,125
		Total Iron & Steel	$5,246,250
		Machinery-Construction & Mining - 0.2%
	9,610,000	Caterpillar Financial Services Corp., 1.9%, 9/6/22	$9,594,114
		Total Machinery-Construction & Mining	$9,594,114
		Media - 0.2%
	7,745,000	Comcast Corp., 4.15%, 10/15/28	$8,687,768
	3,450,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	3,771,367
		Total Media	$12,459,135
		Mining - 0.3%
	1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,368,261
	3,193,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	3,389,771
	2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	2,965,568
	6,600,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	7,168,152
	3,605,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	3,248,105
		Total Mining	$18,139,857
		Miscellaneous Manufacturers - 0.0%†
	3,485,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$3,559,056
	1,392,000	General Electric Co., 5.3%, 2/11/21	1,438,224
		Total Miscellaneous Manufacturers	$4,997,280
		Multi-National - 0.4%
	11,165,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$11,790,240
	6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	6,065,000
	2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,368,260
	4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,613,137
		Total Multi-National	$24,836,637
		Oil & Gas - 1.5%
	1,480,000	Apache Corp., 4.25%, 1/15/30	$1,504,585
	13,130,000	Apache Corp., 4.375%, 10/15/28	13,446,120
	6,360,000	BP Capital Markets Plc, 3.062%, 3/17/22	6,510,010
	5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	5,637,491
	14,000,000	EQT Corp., 3.9%, 10/1/27	12,135,625
	215,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	216,860
	1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	1,922,723
	1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	1,544,394
	12,720,000	Noble Energy, Inc., 5.25%, 11/15/43	14,167,647
	2,853,000	Occidental Petroleum Corp., 3.2%, 8/15/26	2,878,546
	817,000	Occidental Petroleum Corp., 4.4%, 8/15/49	839,800
	4,750,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	5,121,412
	10,050,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	10,056,222
	8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,957,298
		Total Oil & Gas	$86,938,733
		Oil & Gas Services - 0.1%
	2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$3,202,315
		Total Oil & Gas Services	$3,202,315
		Pharmaceuticals - 1.2%
	12,975,000	AbbVie, Inc., 4.875%, 11/14/48	$14,314,492
	4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,234,942
	10,028,000	Bristol-Myers Squibb Co., 2.9%, 7/26/24 (144A)	10,338,299
	12,950,000	Cardinal Health, Inc., 3.079%, 6/15/24	13,109,124
	6,225,000	Cigna Corp., 4.375%, 10/15/28	6,801,908
	448,638	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	477,550
	2,480,907	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,832,578
	1,719,500	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	2,000,133
	3,093,363	CVS Pass-Through Trust, 6.036%, 12/10/28	3,479,736
	4,566,375	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,848,375
	1,391,000	Perrigo Finance Unlimited Co., 3.5%, 3/15/21	1,397,461
	4,570,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	4,684,979
	6,382,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	4,466,762
		Total Pharmaceuticals	$74,986,339
		Pipelines - 3.3%
	2,265,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	$2,318,794
	5,595,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	5,804,812
	750,000	DCP Midstream Operating LP, 5.35%, 3/15/20 (144A)	755,625
	3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,674,250
	4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,763,375
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	$3,636,479
	14,441,000	Enable Midstream Partners LP, 4.95%, 5/15/28	14,998,144
	10,550,000	Enbridge, Inc., 3.7%, 7/15/27	11,195,010
	1,149,000	Energy Transfer Operating LP, 5.5%, 6/1/27	1,299,858
	4,085,000	Energy Transfer Operating LP, 6.0%, 6/15/48	4,826,205
	1,125,000	Energy Transfer Operating LP, 6.125%, 12/15/45	1,319,839
	4,207,000	Energy Transfer Operating LP, 6.5%, 2/1/42	5,046,218
	510,000	EnLink Midstream LLC, 5.375%, 6/1/29	487,050
	8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,777,540
	1,590,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,299,825
	3,573,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	3,607,019
	10,830,000	Kinder Morgan, Inc., 5.05%, 2/15/46	12,011,177
	4,724,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	5,189,728
	5,914,000(b)	MPLX LP, 3.002% (3 Month USD LIBOR + 90 bps), 9/9/21	5,933,634
	9,940,000	MPLX LP, 4.25%, 12/1/27 (144A)	10,516,423
	3,875,000	MPLX LP, 4.875%, 12/1/24	4,253,706
	3,045,000	MPLX LP, 4.875%, 6/1/25	3,349,811
	6,920,000	MPLX LP, 5.5%, 2/15/49	8,025,238
	12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	12,609,096
	10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	11,770,444
	6,730,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	7,220,979
	10,876,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	11,866,880
	786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	897,298
	2,713,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,743,657
	8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	9,223,418
	17,007,000	Williams Cos., Inc., 5.75%, 6/24/44	19,626,048
	2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,281,175
		Total Pipelines	$199,328,755
		Real Estate - 0.2%
	10,250,000(a)(c)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$10,262,812
		Total Real Estate	$10,262,812
		REITs - 1.5%
	424,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$447,696
	1,350,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	1,445,330
	2,344,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	2,555,968
	3,450,000	Duke Realty LP, 3.625%, 4/15/23	3,589,482
	8,560,000	Duke Realty LP, 3.75%, 12/1/24	9,090,704
	9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	9,933,932
	1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,568,913
	6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	7,013,930
	4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	4,894,149
	2,032,000	Highwoods Realty LP, 3.2%, 6/15/21	2,057,452
	3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,509,488
	7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,567,791
	4,560,000	iStar, Inc., 4.75%, 10/1/24	4,640,165
	6,346,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	6,536,380
	1,800,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	1,806,080
	6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,262,380
	1,520,000	UDR, Inc., 2.95%, 9/1/26	1,545,527
	6,077,000	UDR, Inc., 4.0%, 10/1/25	6,571,018
	5,300,000	UDR, Inc., 4.4%, 1/26/29	5,967,714
		Total REITs	$88,004,099
		Retail - 0.1%
	3,994,000	AutoZone, Inc., 2.5%, 4/15/21	$4,009,870
		Total Retail	$4,009,870
		Semiconductors - 0.1%
	4,470,000	Broadcom, Inc., 3.625%, 10/15/24 (144A)	$4,544,844
	3,485,000	Broadcom, Inc., 4.25%, 4/15/26 (144A)	3,599,681
		Total Semiconductors	$8,144,525
		Software - 0.2%
	5,501,000	Fiserv, Inc., 3.8%, 10/1/23	$5,821,462
	5,650,000	salesforce.com, Inc., 3.7%, 4/11/28	6,201,445
		Total Software	$12,022,907
		Telecommunications - 0.2%
	5,227,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	$4,312,275
	3,950,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,985,747
	3,989,000	Level 3 Financing, Inc., 5.375%, 1/15/24	4,068,182
		Total Telecommunications	$12,366,204
		Transportation - 0.2%
	13,715,000	Union Pacific Corp., 3.375%, 2/1/35	$14,159,657
		Total Transportation	$14,159,657
		Trucking & Leasing - 0.3%
	6,623,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$6,675,222
	4,825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	4,924,450
	4,615,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	4,910,916
		Total Trucking & Leasing	$16,510,588
	Principal Amount USD ($)		Value
		Water - 0.1%
	3,340,000	Aqua America, Inc., 3.566%, 5/1/29	$3,556,112
		Total Water	$3,556,112
		TOTAL CORPORATE BONDS
		(Cost $1,544,301,247)	$1,624,049,778
		FOREIGN GOVERNMENT BOND - 0.2% of Net Assets
		Mexico - 0.2%
	13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$14,348,103
		Total Mexico	$14,348,103
		TOTAL FOREIGN GOVERNMENT BOND
		(Cost $12,365,500)	$14,348,103
		INSURANCE-LINKED SECURITIES - 3.0% of Net Assets(f)
		Catastrophe Linked Bonds - 0.9%
		Earthquakes - California - 0.1%
	2,700,000(b)	Ursa Re, 5.31% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$2,676,510
	3,000,000(b)	Ursa Re, 5.81% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	2,976,900
	800,000(b)	Ursa Re, 7.81% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	794,560
			$6,447,970
		Earthquakes - Chile - 0.0%†
	1,500,000(b)	International Bank for Reconstruction & Development, 4.458% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,488,600
		Earthquakes - Colombia - 0.0%†
	1,250,000(b)	International Bank for Reconstruction & Development, 4.958% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,238,375
		Earthquakes - Mexico - 0.0%†
	1,050,000(b)	International Bank for Reconstruction & Development, 4.458% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,044,750
		Earthquakes - U.S. - 0.1%
	1,150,000(b)	Acorn Re, 4.872% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$1,141,950
	700,000(b)	Kilimanjaro Re, 5.565% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	697,900
			$1,839,850
		Health - U.S. - 0.1%
	2,900,000(b)	Vitality Re VII, 3.96% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$2,904,350
	1,000,000(b)	Vitality Re VII, 4.46% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	1,000,300
			$3,904,650
		Inland Flood - U.S. - 0.0%†
	250,000(b)	FloodSmart Re, 13.06% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$250,450
		Multiperil - U.S. - 0.4%
	2,000,000(b)	Bowline Re, 6.31% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$1,969,000
	1,350,000(b)	Caelus Re IV, 7.06% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	1,363,635
	1,000,000(b)	Caelus Re V, 2.31% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	400,000
	750,000(b)	Caelus Re V, 4.94% (3 Month U.S. Treasury Bill + 313 bps), 6/5/20 (144A)	719,475
	2,000,000(b)	Kilimanjaro Re, 7.029% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	1,969,000
	3,000,000(b)	Kilimanjaro Re, 8.565% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	2,985,300
	1,500,000(b)	Kilimanjaro Re, 11.065% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,492,050
	2,600,000(b)	Kilimanjaro II Re, 8.063% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	2,618,200
	3,500,000(b)	Kilimanjaro II Re, 9.673% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	3,505,250
	1,250,000+(b)	Panthera Re, 5.31% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	1,257,750
	2,500,000(b)	Residential Reinsurance 2016, 5.78% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,482,500
	1,600,000(b)	Sanders Re, 4.734% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	1,568,640
	1,000,000(b)	Skyline Re, 4.31% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	990,000
			$23,320,800
		Multiperil - U.S. Regional - 0.0%†
	2,500,000(b)	Long Point Re III, 4.56% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,500,000
		Multiperil - Worldwide - 0.2%
	1,300,000(b)	Galilei Re, 6.651% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$1,303,380
	1,500,000(b)	Galilei Re, 6.671% (6 Month USD LIBOR + 479 bps), 1/8/21 (144A)	1,504,200
	1,300,000(b)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	1,294,020
	1,200,000(b)	Galilei Re, 7.481% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	1,191,960
	1,400,000(b)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,402,240
	1,500,000(b)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	1,503,750
			$8,199,550
		Pandemic - Worldwide - 0.0%†
	1,700,000(b)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,704,420
		Windstorm - Florida - 0.0%†
	1,400,000(b)	Casablanca Re, 6.127% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$1,414,000
		Windstorm - Japan - 0.0%†
	500,000(b)	Aozora Re, 4.193% (6 Month USD LIBOR 229 bps), 4/7/20 (144A)	$490,500
		Windstorm - Texas - 0.0%†
	1,700,000(b)	Alamo Re, 5.62% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	$1,710,200
	Principal Amount USD ($)		Value
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(b)	Citrus Re, 2.31% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$250,000
		Total Catastrophe Linked Bonds	$55,804,115
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.4%
		Earthquakes - California - 0.0%†
	1,600,000+(g)(h)	Resilience Re, 10/8/19	$1,777,600
		Multiperil - Massachusetts - 0.0%†
	3,000,000+(g)(h)	Denning Re 2019, 7/31/20	$2,958,850
		Multiperil - U.S. - 0.1%
	600,000+(g)(h)	Dingle Re 2019, 2/1/20	$601,380
	2,800,000+(g)(h)	Kingsbarns Re 2017, 5/19/20	2,800
	2,000,000+(g)(h)	Port Royal Re 2019, 5/31/20	1,995,632
	1,600,000+(g)(h)	Riviera Re 2019, 5/31/20	1,581,451
			$4,181,263
		Multiperil - U.S. Regional - 0.1%
	2,500,000+(g)(h)	Ailsa Re 2019, 6/30/20	$2,566,797
	2,500,000+(g)(h)	Ocean View Re 2019, 6/30/20	2,445,476
			$5,012,273
		Multiperil - Worldwide - 0.1%
	4,918,415+(g)	Kilarney Re 2018, 4/15/20	$2,482,816
	28,000+(g)	Limestone Re 2016-1, 8/31/21	33,928
	82,000+(g)	Limestone Re 2016-1, 8/31/21 (144A)	99,359
	1,500,000+(g)(h)	Limestone Re 2019-2, 10/1/23 (144A)	1,537,800
	1,500,000+(g)(h)	Mid Ocean Re 2019, 7/31/20	1,427,588
	3,600,000+(g)(h)	Resilience Re, 4/6/20	360
	567,400+(g)	Seminole Re 2018, 1/15/20	179,925
	142,857+(g)(h)	Seminole Re 2019, 1/31/20	140,099
	553,333+(g)(h)	Walton Health Re 2018, 6/15/20	276,666
	350,000+(g)(h)	Walton Health Re 2019, 6/30/20	299,926
			$6,478,467
		Windstorm - Florida - 0.0%†
	1,500,000+(g)	Formby Re 2018, 2/28/20	$475,297
	511,212+(g)(h)	Formby Re 2018-2, 3/31/20	4,192
			$479,489
		Windstorm - North Carolina - 0.0%†
	1,500,000+(g)(h)	Lahinch Re 2019, 5/31/20	$1,501,485
		Windstorm - U.S. Regional - 0.1%
	1,000,000+(g)(h)	Oakmont Re 2017, 4/15/20	$29,400
	2,500,000+(g)(h)	Oakmont Re 2019, 4/30/20	2,493,299
	250,000+(g)	Resilience Re, 6/15/20	121,250
			$2,643,949
		Total Collateralized Reinsurance	$25,033,376
		Industry Loss Warranties - 0.1%
		Multiperil - U.S. - 0.1%
	2,300,000+(g)(h)	Cypress Re 2019, 1/31/20	$2,276,330
		Windstorm - U.S. - 0.0%†
	2,000,000+(h)	Westport Re 2019, 1/15/20	$1,952,258
		Total Industry Loss Warranties	$4,228,588
		Reinsurance Sidecars - 1.6%
		Multiperil - U.S. - 0.2%
	3,000,000+(g)(h)	Carnoustie Re 2015, 7/31/20	$9,600
	3,600,000+(g)(h)	Carnoustie Re 2016, 11/30/20	97,200
	4,500,000+(g)(h)	Carnoustie Re 2017, 11/30/21	1,143,900
	2,000,000+(g)(h)	Carnoustie Re 2018, 12/31/21	199,600
	1,139,928+(g)(h)	Carnoustie Re 2019, 12/31/22	1,199,692
	1,300,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	1,096,420
	2,000,000+(h)(i)	Harambee Re 2018, 12/31/21	230,000
	5,000,000+(h)(i)	Harambee Re 2019, 12/31/22	5,302,500
	1,000,000+(g)(h)	Prestwick Re 2015-1, 7/31/20	17,000
	1,200,007+(g)(h)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	1,002,160
			$10,298,072
		Multiperil - Worldwide - 1.4%
	2,800,000+(g)(h)	Alturas Re 2019-1, 3/10/22	$2,994,320
	550,000+(g)(h)	Alturas Re 2019-2, 3/10/23	586,025
	250,000+(g)(h)	Alturas Re 2019-3, 9/12/23	265,125
	900,000+(g)(h)	Arlington Re 2015, 2/1/20	43,740
	2,000,000+(g)(h)	Bantry Re 2016, 3/30/20	161,200
	1,500,000+(g)(h)	Bantry Re 2017, 3/31/20	475,650
	2,000,000+(g)(h)	Bantry Re 2018, 12/31/21	122,800
	5,000,000+(g)(h)	Bantry Re 2019, 12/31/22	5,210,327
	2,000,000+(g)(h)	Berwick Re 2017-1, 2/1/20	66,200
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
10,192,268+(g)	Berwick Re 2018-1, 12/31/21	$1,627,705
7,281,734+(g)(h)	Berwick Re 2019-1, 12/31/22	7,827,540
1,250,000+(h)(i)	Blue Lotus Re 2018, 12/31/21	1,348,500
125,000+(g)(h)	Eden Re II, 3/22/22 (144A)	281,813
185,850+(g)(h)	Eden Re II, 3/22/22 (144A)	348,549
600,000+(g)(h)	Eden Re II, 3/22/23 (144A)	673,620
5,906,150+(g)(h)	Eden Re II, 3/22/23 (144A)	6,627,291
3,500,000+(g)	Gleneagles Re 2016, 11/30/20	109,200
1,000,000+(g)(h)	Gleneagles Re 2018, 12/31/21	118,300
886,832+(g)(h)	Gleneagles Re 2019, 12/31/22	944,952
2,118,314+(g)	Gullane Re 2018, 12/31/21	2,071,892
72,000+(g)(h)	Limestone Re 2018, 3/1/22	292,594
500,000+(g)(h)	Limestone Re 2019, 9/9/22 (144A)	550,850
500,000+(h)(i)	Lion Rock Re 2019, 1/31/20	536,150
5,000,000+(h)(i)	Lorenz Re 2018, 7/1/21	1,049,500
2,993,180+(h)(i)	Lorenz Re 2019, 6/30/22	3,185,342
7,000,000+(g)(h)	Merion Re 2018-2, 12/31/21	7,328,075
1,000,000+(h)(i)	NCM Re 2019, 12/31/22	1,049,000
3,600,000+(g)	Pangaea Re 2015-1, 2/1/20	4,709
4,000,000+(g)	Pangaea Re 2015-2, 11/30/19	5,963
4,500,000+(g)	Pangaea Re 2016-1, 11/30/20	12,346
3,000,000+(g)	Pangaea Re 2016-2, 11/30/20	8,928
3,000,000+(g)(h)	Pangaea Re 2017-1, 11/30/21	48,300
3,800,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	223,440
6,500,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	322,400
4,017,011+(g)(h)	Pangaea Re 2019-1, 2/1/23	4,206,732
4,779,537+(g)(h)	Pangaea Re 2019-3, 7/1/23	4,979,840
300,000+(g)(h)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	80,627
300,000+(g)(h)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	80,627
2,100,000+(g)(h)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	2,267,764
400,000+(g)(h)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	431,955
758+(g)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	38,149
2,557+(g)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	92,910
1,500,000+(g)(h)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	1,576,133
900,000+(g)(h)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	978,543
3,000,000+(g)(h)	St. Andrews Re 2017-1, 2/1/20	203,400
1,737,984+(g)(h)	St. Andrews Re 2017-4, 6/1/20	171,018
500,000+(h)(i)	Thopas Re 2018, 12/31/21	52,100
3,000,000+(h)(i)	Thopas Re 2019, 12/31/22	3,358,800
4,000,000+(g)	Versutus Re 2017, 11/30/21	51,600
2,000,000+(g)(h)	Versutus Re 2018, 12/31/21	–
1,765,095+(g)(h)	Versutus Re 2019-A, 12/31/21	1,964,551
1,734,905+(g)(h)	Versutus Re 2019-B, 12/31/21	1,930,949
1,000,000+(h)(i)	Viribus Re 2018, 12/31/21	192,100
3,650,000+(h)(i)	Viribus Re 2019, 12/31/22	4,238,015
1,623,326+(g)	Woburn Re 2018, 12/31/21	689,914
4,979,452+(g)(h)	Woburn Re 2019, 12/31/22	5,325,373
		$79,433,446
	Total Reinsurance Sidecars	$89,731,518
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $175,952,163)	$174,797,597
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.2% of Net Assets(j)
	Municipal General - 0.0%†
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,562,989
	Total Municipal General	$2,562,989
	Municipal Higher Education - 0.2%
525,000	Amherst College, 3.794%, 11/1/42	$577,092
7,425,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	10,837,307
	Total Municipal Higher Education	$11,414,399
	Municipal Transportation - 0.0%†
600,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$761,670
	Total Municipal Transportation	$761,670
	TOTAL MUNICIPAL BONDS
	(Cost $13,892,320)	$14,739,058
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.5% of Net Assets*(b)
	Automobile - 0.2%
3,403,510	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.322% (LIBOR + 225 bps), 4/6/24	$3,342,114
1,343,670	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.044% (LIBOR + 200 bps), 11/2/23	1,292,160
1,422,985	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.85% (LIBOR + 275 bps), 11/8/23	1,218,431
1,396,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.06% (LIBOR + 200 bps), 3/3/25	1,376,967
727,641	Navistar, Inc., Tranche B Term Loan, 5.53% (LIBOR + 350 bps), 11/6/24	726,500
Principal Amount USD ($)		Value
	Automobile - (continued)
1,334,117	TI Group Automotive Systems LLC, Initial US Term Loan, 4.544% (LIBOR + 250 bps), 6/30/22	$1,328,064
	Total Automobile	$9,284,236
	Beverage, Food & Tobacco - 0.1%
1,673,075	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.05% (LIBOR + 200 bps), 12/18/24	$1,677,258
3,720,102	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 4.544% (LIBOR + 250 bps), 5/1/26	3,742,965
	Total Beverage, Food & Tobacco	$5,420,223
	Broadcasting & Entertainment - 0.0%†
1,825,000	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.54% (LIBOR + 250 bps), 9/30/26	$1,835,837
	Total Broadcasting & Entertainment	$1,835,837
	Buildings & Real Estate - 0.0%†
143,237	Builders FirstSource, Inc., Refinancing Term Loan, 5.044% (LIBOR + 300 bps), 2/29/24	$143,761
1,588,549	Uniti Group, Inc., Shortfall Term Loan, 7.044% (LIBOR + 500 bps), 10/24/22	1,552,311
	Total Buildings & Real Estate	$1,696,072
	Chemicals - 0.0%†
408,138	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.394% (LIBOR + 325 bps), 9/13/23	$391,813
307,500	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.394% (LIBOR + 325 bps), 9/13/23	295,200
	Total Chemicals	$687,013
	Chemicals, Plastics & Rubber - 0.1%
992,443	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.854% (LIBOR + 175 bps), 6/1/24	$994,382
487,500	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.299% (LIBOR + 225 bps), 1/19/24	489,876
234,625	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.294% (LIBOR + 225 bps), 1/30/26	235,725
513,429	Omnova Solutions, Inc., Term B-2 Loan, 5.294% (LIBOR + 325 bps), 8/25/23	514,070
1,427,337	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.817% (LIBOR + 275 bps), 9/23/24	1,428,943
	Total Chemicals, Plastics & Rubber	$3,662,996
	Computers & Electronics - 0.1%
1,057,689	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.354% (LIBOR + 425 bps), 6/26/25	$973,074
2,135,722	Microchip Technology, Inc., Initial Term Loan, 4.05% (LIBOR + 200 bps), 5/29/25	2,149,054
798,040	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 4.044% (LIBOR + 200 bps), 9/19/26	802,141
	Total Computers & Electronics	$3,924,269
	Diversified & Conglomerate Service - 0.1%
562,272	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.794% (LIBOR + 175 bps), 11/7/23	$564,381
1,017,887	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.544% (LIBOR + 250 bps), 3/1/24	1,014,308
635,375	Constellis Holdings LLC, First Lien Term B Loan, 7.256% (LIBOR + 500 bps), 4/21/24	381,225
479,000	Filtration Group Corp., Initial Dollar Term Loan, 5.044% (LIBOR + 300 bps), 3/29/25	480,746
2,322,255	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.794% (LIBOR + 275 bps), 2/2/25	2,324,615
1,072,500	Team Health Holdings, Inc., Initial Term Loan, 4.794% (LIBOR + 275 bps), 2/6/24	888,387
	Total Diversified & Conglomerate Service	$5,653,662
	Electric & Electrical - 0.0%†
1,199,495	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 4.05% (LIBOR + 200 bps), 9/19/25	$1,206,992
459,429	Rackspace Hosting, Inc., First Lien Term B Loan, 5.287% (LIBOR + 300 bps), 11/3/23	422,388
	Total Electric & Electrical	$1,629,380
	Electronics - 0.2%
165,393	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.354% (LIBOR + 225 bps), 9/29/23	$166,543
1,341,753	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.55% (LIBOR + 250 bps), 7/2/21	1,337,980
4,935,659	Scientific Games International, Inc., Initial Term B-5 Loan, 4.876% (LIBOR + 275 bps), 8/14/24	4,901,287
4,641,499	Western Digital Corp., US Term B-4 Loan, 3.862% (LIBOR + 175 bps), 4/29/23	4,638,997
	Total Electronics	$11,044,807
	Environmental Services - 0.0%†
953,201	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.044% (LIBOR + 300 bps), 5/30/25	$946,053
	Total Environmental Services	$946,053
	Finance - 0.0%†
1,193,755	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.044% (LIBOR + 200 bps), 4/10/23	$1,199,164
	Total Finance	$1,199,164
	Financial Services - 0.0%†
2,390,701	RPI Finance Trust, Initial Term B-6 Loan, 4.044% (LIBOR + 200 bps), 3/27/23	$2,405,456
	Total Financial Services	$2,405,456
	Healthcare & Pharmaceuticals - 0.2%
716,077	Alkermes, Inc., 2023 Term Loan, 4.41% (LIBOR + 225 bps), 3/27/23	$716,972
490,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.544% (LIBOR + 350 bps), 9/26/24	454,935
4,983,526	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.313% (LIBOR + 425 bps), 4/29/24	4,544,976
397,936	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.813% (LIBOR + 375 bps), 7/2/25	400,667
706,875	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.197% (LIBOR + 225 bps), 1/31/25	711,183
1,405,456	HCA, Inc., Tranche B-11 Term Loan, 3.794% (LIBOR + 175 bps), 3/17/23	1,411,508
Principal Amount USD ($)		Value
	Healthcare & Pharmaceuticals - (continued)
717,242	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.044% (LIBOR + 300 bps), 5/15/22	$709,846
	Total Healthcare & Pharmaceuticals	$8,950,087
	Healthcare, Education & Childcare - 0.1%
765,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.544% (LIBOR + 450 bps), 10/24/23	$726,750
537,522	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.039% (LIBOR + 300 bps), 6/2/25	540,306
2,188,463	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.854% (LIBOR + 375 bps), 2/21/25	2,189,010
1,044,863	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	1,046,495
	Total Healthcare, Education & Childcare	$4,502,561
	Hotel, Gaming & Leisure - 0.0%†
1,608,104	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$1,615,300
	Total Hotel, Gaming & Leisure	$1,615,300
	Insurance - 0.1%
3,819,768	Asurion LLC (fka Asurion Corp.), New Term B-7 Loan, 5.044% (LIBOR + 300 bps), 11/3/24	$3,836,479
420,807	MPH Acquisition Holdings LLC, Initial Term Loan, 4.854% (LIBOR + 275 bps), 6/7/23	401,696
833,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.104% (LIBOR + 300 bps), 5/16/24	819,811
	Total Insurance	$5,057,986
	Leasing - 0.1%
941,582	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.794% (LIBOR + 175 bps), 1/15/25	$946,248
2,708,750	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.895% (LIBOR + 375 bps), 9/11/23	2,696,336
	Total Leasing	$3,642,584
	Leisure & Entertainment - 0.0%†
550,279	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 5.23% (LIBOR + 300 bps), 4/22/26	$553,374
331,060	Fitness International LLC, Term B Loan, 5.294% (LIBOR + 325 bps), 4/18/25	332,095
1,254,096	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.05% (LIBOR + 200 bps), 4/17/26	1,257,754
	Total Leisure & Entertainment	$2,143,223
	Machinery - 0.0%†
1,156,492	NN, Inc., Tranche B Term Loan, 5.794% (LIBOR + 375 bps), 10/19/22	$1,140,951
	Total Machinery	$1,140,951
	Metals & Mining - 0.0%†
499,501	BWay Holding Co., Initial Term Loan, 5.59% (LIBOR + 325 bps), 4/3/24	$490,031
	Total Metals & Mining	$490,031
	Professional & Business Services - 0.0%†
586,035	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.637% (LIBOR + 350bps/PRIME + 250 bps), 5/24/24	$586,987
985,000	Lamar Media Corp., Term B Loan, 3.813% (LIBOR + 175 bps), 3/14/25	990,540
	Total Professional & Business Services	$1,577,527
	Retail - 0.0%†
533,663	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.623% (LIBOR + 450 bps), 9/12/24	$528,326
	Total Retail	$528,326
	Telecommunications - 0.1%
4,105,502	CenturyLink, Inc., Initial Term B Loan, 4.794% (LIBOR + 275 bps), 1/31/25	$4,082,836
893,250	Ciena Corp., Refinancing Term Loan, 4.044% (LIBOR + 200 bps), 9/26/25	899,111
901,828	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.044% (LIBOR + 200 bps), 2/15/24	904,396
1,200,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.294% (LIBOR + 225 bps), 2/22/24	1,203,500
1,267,500	Sprint Communications, Inc., Initial Term Loan, 4.563% (LIBOR + 250 bps), 2/2/24	1,259,895
	Total Telecommunications	$8,349,738
	Utilities - 0.1%
919,812	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.794% (LIBOR + 375 bps), 10/2/23	$924,089
1,481,735	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.044% (LIBOR + 200 bps), 8/4/23	1,488,218
	Total Utilities	$2,412,307
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $90,876,926)	$89,799,789
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.8% of Net Assets
995,794	Fannie Mae, 2.5%, 7/1/30	$1,007,549
1,036,062	Fannie Mae, 2.5%, 7/1/30	1,048,888
1,728,084	Fannie Mae, 2.5%, 7/1/30	1,750,590
216,885	Fannie Mae, 2.5%, 12/1/42	216,230
221,694	Fannie Mae, 2.5%, 12/1/42	221,504
206,736	Fannie Mae, 2.5%, 1/1/43	206,559
83,957	Fannie Mae, 2.5%, 2/1/43	83,885
110,786	Fannie Mae, 2.5%, 2/1/43	110,280
2,279,790	Fannie Mae, 2.5%, 2/1/43	2,277,848
316,255	Fannie Mae, 2.5%, 3/1/43	315,985
117,081	Fannie Mae, 2.5%, 4/1/43	116,981
273,000	Fannie Mae, 2.5%, 8/1/43	272,768
205,142	Fannie Mae, 2.5%, 12/1/43	204,967
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
160,930	Fannie Mae, 2.5%, 3/1/44	$160,793
197,176	Fannie Mae, 2.5%, 4/1/45	197,008
303,046	Fannie Mae, 2.5%, 4/1/45	302,787
408,173	Fannie Mae, 2.5%, 4/1/45	407,825
416,620	Fannie Mae, 2.5%, 4/1/45	416,265
491,517	Fannie Mae, 2.5%, 4/1/45	491,098
520,650	Fannie Mae, 2.5%, 4/1/45	520,207
1,137,600	Fannie Mae, 2.5%, 4/1/45	1,136,631
1,290,080	Fannie Mae, 2.5%, 4/1/45	1,288,981
69,261	Fannie Mae, 2.5%, 5/1/45	69,202
74,880	Fannie Mae, 2.5%, 7/1/45	74,816
248,209	Fannie Mae, 2.5%, 8/1/45	247,998
86,157	Fannie Mae, 2.5%, 1/1/46	86,065
2,715,828	Fannie Mae, 3.0%, 9/1/28	2,802,221
2,524,653	Fannie Mae, 3.0%, 10/1/30	2,598,263
1,010,149	Fannie Mae, 3.0%, 4/1/31	1,037,357
14,847,398	Fannie Mae, 3.0%, 8/1/42	15,299,980
3,569,325	Fannie Mae, 3.0%, 9/1/42	3,678,128
1,070,412	Fannie Mae, 3.0%, 12/1/42	1,103,044
2,108,359	Fannie Mae, 3.0%, 2/1/43	2,172,636
566,943	Fannie Mae, 3.0%, 5/1/43	584,227
7,648,327	Fannie Mae, 3.0%, 5/1/43	7,881,233
533,459	Fannie Mae, 3.0%, 7/1/43	549,723
1,328,439	Fannie Mae, 3.0%, 8/1/43	1,367,983
3,740,103	Fannie Mae, 3.0%, 9/1/43	3,851,436
705,923	Fannie Mae, 3.0%, 3/1/45	726,114
5,779,361	Fannie Mae, 3.0%, 6/1/45	5,958,953
610,064	Fannie Mae, 3.0%, 5/1/46	631,300
796,428	Fannie Mae, 3.0%, 5/1/46	819,717
4,285,097	Fannie Mae, 3.0%, 9/1/46	4,389,208
7,823,410	Fannie Mae, 3.0%, 10/1/46	8,013,487
7,981,237	Fannie Mae, 3.0%, 11/1/46	8,175,154
6,719,118	Fannie Mae, 3.0%, 1/1/47	6,953,010
2,507,519	Fannie Mae, 3.0%, 3/1/47	2,568,426
28,771,000	Fannie Mae, 3.0%, 10/1/48 (TBA)	29,202,565
3,943,120	Fannie Mae, 3.0%, 9/1/49	4,080,209
2,174,667	Fannie Mae, 3.5%, 6/1/28	2,256,692
909,717	Fannie Mae, 3.5%, 11/1/40	955,388
468,289	Fannie Mae, 3.5%, 10/1/41	493,923
3,503,605	Fannie Mae, 3.5%, 11/1/41	3,652,998
389,126	Fannie Mae, 3.5%, 6/1/42	408,617
2,420,925	Fannie Mae, 3.5%, 7/1/42	2,542,991
2,455,986	Fannie Mae, 3.5%, 8/1/42	2,579,828
337,219	Fannie Mae, 3.5%, 10/1/42	359,681
199,667	Fannie Mae, 3.5%, 11/1/42	210,107
429,307	Fannie Mae, 3.5%, 12/1/42	451,747
441,941	Fannie Mae, 3.5%, 12/1/42	465,034
4,225,060	Fannie Mae, 3.5%, 2/1/44	4,422,624
2,213,486	Fannie Mae, 3.5%, 9/1/44	2,311,457
4,813,085	Fannie Mae, 3.5%, 2/1/45	5,080,557
1,410,589	Fannie Mae, 3.5%, 4/1/45	1,476,242
5,420,913	Fannie Mae, 3.5%, 6/1/45	5,650,059
2,064,377	Fannie Mae, 3.5%, 8/1/45	2,150,084
6,642,244	Fannie Mae, 3.5%, 8/1/45	7,066,761
5,176,230	Fannie Mae, 3.5%, 9/1/45	5,379,650
6,222,147	Fannie Mae, 3.5%, 9/1/45	6,481,916
1,279,521	Fannie Mae, 3.5%, 10/1/45	1,333,492
10,325,531	Fannie Mae, 3.5%, 11/1/45	10,985,473
2,080,146	Fannie Mae, 3.5%, 12/1/45	2,164,599
2,228,528	Fannie Mae, 3.5%, 12/1/45	2,318,917
3,947,915	Fannie Mae, 3.5%, 12/1/45	4,112,292
4,534,466	Fannie Mae, 3.5%, 1/1/46	4,722,417
6,076,887	Fannie Mae, 3.5%, 1/1/46	6,329,343
2,529,598	Fannie Mae, 3.5%, 2/1/46	2,639,583
4,179,910	Fannie Mae, 3.5%, 2/1/46	4,353,253
1,680,094	Fannie Mae, 3.5%, 3/1/46	1,748,633
3,613,556	Fannie Mae, 3.5%, 4/1/46	3,760,346
2,287,567	Fannie Mae, 3.5%, 5/1/46	2,408,316
5,049,744	Fannie Mae, 3.5%, 7/1/46	5,241,957
7,786,857	Fannie Mae, 3.5%, 9/1/46	8,095,713
424,531	Fannie Mae, 3.5%, 10/1/46	442,517
978,097	Fannie Mae, 3.5%, 10/1/46	1,014,048
1,107,363	Fannie Mae, 3.5%, 11/1/46	1,147,673
4,021,192	Fannie Mae, 3.5%, 12/1/46	4,167,672
1,978,603	Fannie Mae, 3.5%, 1/1/47	2,049,789
4,135,019	Fannie Mae, 3.5%, 1/1/47	4,285,293
5,676,348	Fannie Mae, 3.5%, 1/1/47	5,975,748
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,288,595	Fannie Mae, 3.5%, 1/1/47	$9,681,843
72,668	Fannie Mae, 3.5%, 2/1/47	75,807
5,213,363	Fannie Mae, 3.5%, 2/1/47	5,404,523
6,600,762	Fannie Mae, 3.5%, 5/1/47	6,837,464
7,276,910	Fannie Mae, 3.5%, 5/1/47	7,523,024
268,817	Fannie Mae, 3.5%, 7/1/47	279,309
2,391,267	Fannie Mae, 3.5%, 7/1/47	2,474,662
7,094,563	Fannie Mae, 3.5%, 7/1/47	7,327,673
10,462,948	Fannie Mae, 3.5%, 7/1/47	10,827,251
1,146,412	Fannie Mae, 3.5%, 8/1/47	1,183,272
16,576,233	Fannie Mae, 3.5%, 8/1/47	17,128,121
153,160	Fannie Mae, 3.5%, 10/1/47	159,782
2,729,140	Fannie Mae, 3.5%, 11/1/47	2,821,683
492,951	Fannie Mae, 3.5%, 12/1/47	524,429
6,844,541	Fannie Mae, 3.5%, 12/1/47	7,064,179
11,404,663	Fannie Mae, 3.5%, 12/1/47	11,773,676
14,151,350	Fannie Mae, 3.5%, 12/1/47	14,634,563
3,765,871	Fannie Mae, 3.5%, 1/1/48	3,888,557
2,899,490	Fannie Mae, 3.5%, 2/1/48	2,994,543
512,657	Fannie Mae, 3.5%, 2/1/49	525,034
534,195	Fannie Mae, 3.5%, 4/1/49	544,535
1,628,309	Fannie Mae, 3.5%, 5/1/49	1,716,756
2,277,449	Fannie Mae, 3.5%, 5/1/49	2,422,053
49,851	Fannie Mae, 3.5%, 7/1/49	52,318
2,864,777	Fannie Mae, 3.5%, 9/1/49	3,034,652
794,042	Fannie Mae, 3.77%, 12/1/20	807,520
7,274	Fannie Mae, 4.0%, 9/1/20	7,563
170,512	Fannie Mae, 4.0%, 4/1/25	177,689
200,398	Fannie Mae, 4.0%, 11/1/34	212,246
2,020,248	Fannie Mae, 4.0%, 4/1/39	2,156,479
5,447,046	Fannie Mae, 4.0%, 10/1/40	5,875,659
999,521	Fannie Mae, 4.0%, 12/1/40	1,078,185
1,019,456	Fannie Mae, 4.0%, 4/1/41	1,088,930
669,287	Fannie Mae, 4.0%, 5/1/41	714,875
1,240,772	Fannie Mae, 4.0%, 10/1/41	1,325,200
810,375	Fannie Mae, 4.0%, 12/1/41	865,641
308,270	Fannie Mae, 4.0%, 1/1/42	329,307
2,095,310	Fannie Mae, 4.0%, 1/1/42	2,238,548
1,820,752	Fannie Mae, 4.0%, 2/1/42	1,949,510
5,203,579	Fannie Mae, 4.0%, 2/1/42	5,556,578
116,609	Fannie Mae, 4.0%, 4/1/42	124,583
476,370	Fannie Mae, 4.0%, 4/1/42	508,911
2,029,523	Fannie Mae, 4.0%, 4/1/42	2,168,196
3,851,101	Fannie Mae, 4.0%, 5/1/42	4,114,033
91,070	Fannie Mae, 4.0%, 6/1/42	97,298
241,213	Fannie Mae, 4.0%, 6/1/42	254,743
124,288	Fannie Mae, 4.0%, 7/1/42	132,803
6,085,239	Fannie Mae, 4.0%, 8/1/42	6,500,753
317,861	Fannie Mae, 4.0%, 10/1/42	340,323
1,153,816	Fannie Mae, 4.0%, 10/1/42	1,232,847
3,416,997	Fannie Mae, 4.0%, 8/1/43	3,637,137
4,435,601	Fannie Mae, 4.0%, 9/1/43	4,725,798
2,801,014	Fannie Mae, 4.0%, 11/1/43	2,998,755
102,596	Fannie Mae, 4.0%, 1/1/44	108,740
4,235,398	Fannie Mae, 4.0%, 2/1/44	4,492,850
61,479	Fannie Mae, 4.0%, 6/1/44	64,961
73,979	Fannie Mae, 4.0%, 6/1/44	78,176
224,906	Fannie Mae, 4.0%, 7/1/44	237,635
4,050,961	Fannie Mae, 4.0%, 7/1/44	4,280,310
168,203	Fannie Mae, 4.0%, 8/1/44	177,662
187,872	Fannie Mae, 4.0%, 8/1/44	198,497
967,702	Fannie Mae, 4.0%, 8/1/44	1,022,117
2,806,983	Fannie Mae, 4.0%, 8/1/44	2,970,897
32,838	Fannie Mae, 4.0%, 9/1/44	34,692
264,201	Fannie Mae, 4.0%, 9/1/44	279,041
332,645	Fannie Mae, 4.0%, 9/1/44	351,368
1,231,287	Fannie Mae, 4.0%, 10/1/44	1,300,959
80,159	Fannie Mae, 4.0%, 11/1/44	84,678
88,861	Fannie Mae, 4.0%, 11/1/44	93,830
155,127	Fannie Mae, 4.0%, 11/1/44	163,798
4,044,666	Fannie Mae, 4.0%, 11/1/44	4,271,697
31,857	Fannie Mae, 4.0%, 12/1/44	33,636
410,838	Fannie Mae, 4.0%, 12/1/44	433,732
58,811	Fannie Mae, 4.0%, 1/1/45	62,121
171,315	Fannie Mae, 4.0%, 1/1/45	180,947
271,603	Fannie Mae, 4.0%, 1/1/45	286,778
42,010	Fannie Mae, 4.0%, 2/1/45	44,344
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
139,522	Fannie Mae, 4.0%, 2/1/45	$147,491
310,046	Fannie Mae, 4.0%, 2/1/45	327,698
3,278,033	Fannie Mae, 4.0%, 3/1/45	3,460,143
142,651	Fannie Mae, 4.0%, 6/1/45	150,651
307,480	Fannie Mae, 4.0%, 7/1/45	325,479
2,186,299	Fannie Mae, 4.0%, 10/1/45	2,311,015
3,219,577	Fannie Mae, 4.0%, 10/1/45	3,395,235
3,785,615	Fannie Mae, 4.0%, 10/1/45	3,993,494
51,182	Fannie Mae, 4.0%, 11/1/45	53,750
2,671,807	Fannie Mae, 4.0%, 11/1/45	2,817,423
4,550,446	Fannie Mae, 4.0%, 12/1/45	4,800,154
1,831,894	Fannie Mae, 4.0%, 1/1/46	1,931,067
4,966,144	Fannie Mae, 4.0%, 2/1/46	5,247,019
1,242,780	Fannie Mae, 4.0%, 4/1/46	1,310,804
4,279,231	Fannie Mae, 4.0%, 6/1/46	4,503,424
4,455,969	Fannie Mae, 4.0%, 7/1/46	4,686,413
6,144,375	Fannie Mae, 4.0%, 7/1/46	6,463,870
3,473,101	Fannie Mae, 4.0%, 8/1/46	3,650,245
4,305,756	Fannie Mae, 4.0%, 8/1/46	4,526,690
1,366,056	Fannie Mae, 4.0%, 11/1/46	1,433,481
10,544,422	Fannie Mae, 4.0%, 1/1/47	11,082,673
2,782,602	Fannie Mae, 4.0%, 4/1/47	2,917,931
2,808,113	Fannie Mae, 4.0%, 4/1/47	2,964,015
4,204,952	Fannie Mae, 4.0%, 4/1/47	4,438,011
514,303	Fannie Mae, 4.0%, 6/1/47	542,861
1,550,768	Fannie Mae, 4.0%, 6/1/47	1,637,245
2,559,452	Fannie Mae, 4.0%, 6/1/47	2,684,005
4,311,062	Fannie Mae, 4.0%, 6/1/47	4,520,432
7,942,594	Fannie Mae, 4.0%, 6/1/47	8,322,535
2,422,773	Fannie Mae, 4.0%, 7/1/47	2,538,379
2,530,983	Fannie Mae, 4.0%, 7/1/47	2,671,470
2,404,650	Fannie Mae, 4.0%, 8/1/47	2,520,484
4,497,945	Fannie Mae, 4.0%, 8/1/47	4,711,746
6,053,509	Fannie Mae, 4.0%, 12/1/47	6,331,882
8,029,277	Fannie Mae, 4.0%, 4/1/48	8,384,964
586,588	Fannie Mae, 4.0%, 11/1/48	614,986
254,530	Fannie Mae, 4.0%, 6/1/49	272,294
8,714,241	Fannie Mae, 4.0%, 6/1/49	9,046,706
1,874,324	Fannie Mae, 4.0%, 9/1/49	1,950,813
2,175	Fannie Mae, 4.5%, 11/1/20	2,240
41,260	Fannie Mae, 4.5%, 11/1/20	42,520
153,636	Fannie Mae, 4.5%, 10/1/35	166,141
359,911	Fannie Mae, 4.5%, 8/1/40	389,419
767,247	Fannie Mae, 4.5%, 8/1/40	831,275
1,322,934	Fannie Mae, 4.5%, 11/1/40	1,429,444
482,565	Fannie Mae, 4.5%, 2/1/41	522,743
1,174,299	Fannie Mae, 4.5%, 4/1/41	1,272,376
62,069	Fannie Mae, 4.5%, 5/1/41	67,262
1,667,960	Fannie Mae, 4.5%, 5/1/41	1,807,077
2,186,692	Fannie Mae, 4.5%, 5/1/41	2,369,036
2,794,427	Fannie Mae, 4.5%, 5/1/41	3,046,991
811,043	Fannie Mae, 4.5%, 7/1/41	878,889
1,148,560	Fannie Mae, 4.5%, 7/1/41	1,244,674
3,116,623	Fannie Mae, 4.5%, 1/1/42	3,377,161
3,943,042	Fannie Mae, 4.5%, 1/1/42	4,271,798
399,239	Fannie Mae, 4.5%, 11/1/43	429,799
3,320,381	Fannie Mae, 4.5%, 12/1/43	3,575,178
5,343,345	Fannie Mae, 4.5%, 12/1/43	5,758,065
3,906,125	Fannie Mae, 4.5%, 1/1/44	4,202,205
2,087,272	Fannie Mae, 4.5%, 2/1/44	2,243,708
2,628,652	Fannie Mae, 4.5%, 2/1/44	2,828,819
3,985,622	Fannie Mae, 4.5%, 5/1/46	4,253,455
502,653	Fannie Mae, 4.5%, 1/1/47	534,113
424,891	Fannie Mae, 4.5%, 2/1/47	453,105
2,672,725	Fannie Mae, 4.5%, 2/1/47	2,827,614
35,698,000	Fannie Mae, 4.5%, 11/1/49 (TBA)	37,610,687
1,171	Fannie Mae, 5.0%, 1/1/20	1,208
5,448	Fannie Mae, 5.0%, 1/1/20	5,619
819	Fannie Mae, 5.0%, 2/1/20	845
24,009	Fannie Mae, 5.0%, 10/1/20	24,764
3,012	Fannie Mae, 5.0%, 2/1/22	3,112
29,110	Fannie Mae, 5.0%, 2/1/22	30,025
34,025	Fannie Mae, 5.0%, 3/1/23	35,104
128,686	Fannie Mae, 5.0%, 5/1/23	135,186
34,328	Fannie Mae, 5.0%, 7/1/34	36,027
143,914	Fannie Mae, 5.0%, 10/1/34	157,180
538,978	Fannie Mae, 5.0%, 2/1/39	595,018
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
402,254	Fannie Mae, 5.0%, 6/1/40	$441,247
464,727	Fannie Mae, 5.0%, 6/1/40	513,483
323,204	Fannie Mae, 5.0%, 7/1/40	357,137
499,082	Fannie Mae, 5.0%, 7/1/40	551,553
738,561	Fannie Mae, 5.0%, 7/1/40	816,195
576,542	Fannie Mae, 5.0%, 8/1/40	637,156
2,218,477	Fannie Mae, 5.0%, 2/1/41	2,447,208
7,347,768	Fannie Mae, 5.0%, 12/1/44	8,113,825
23,300,000	Fannie Mae, 5.0%, 11/1/48 (TBA)	24,976,505
1,775,917	Fannie Mae, 5.0%, 9/1/49	1,962,950
5,886,179	Fannie Mae, 5.0%, 9/1/49	6,630,218
16,931,000	Fannie Mae, 5.0%, 10/1/49 (TBA)	18,133,366
14,707	Fannie Mae, 5.5%, 6/1/33	16,507
62,560	Fannie Mae, 5.5%, 7/1/33	70,232
383,103	Fannie Mae, 5.5%, 7/1/34	433,246
195,073	Fannie Mae, 5.5%, 3/1/36	216,668
81,301	Fannie Mae, 5.5%, 5/1/36	90,259
115,198	Fannie Mae, 5.5%, 6/1/36	130,288
41,932	Fannie Mae, 5.72%, 11/1/28	42,553
22,954	Fannie Mae, 5.72%, 6/1/29	23,008
18,763	Fannie Mae, 5.9%, 11/1/27	18,785
66,167	Fannie Mae, 5.9%, 4/1/28	67,781
585	Fannie Mae, 6.0%, 9/1/29	657
2,710	Fannie Mae, 6.0%, 1/1/32	3,101
9,223	Fannie Mae, 6.0%, 2/1/32	10,612
3,683	Fannie Mae, 6.0%, 3/1/32	4,237
2,464	Fannie Mae, 6.0%, 8/1/32	2,835
284	Fannie Mae, 6.0%, 9/1/32	327
31,938	Fannie Mae, 6.0%, 10/1/32	36,748
5,614	Fannie Mae, 6.0%, 2/1/33	6,203
47,090	Fannie Mae, 6.0%, 3/1/33	54,188
52,626	Fannie Mae, 6.0%, 4/1/33	58,612
32,108	Fannie Mae, 6.0%, 7/1/33	35,468
101,215	Fannie Mae, 6.0%, 7/1/33	113,162
23,411	Fannie Mae, 6.0%, 11/1/33	26,914
82,188	Fannie Mae, 6.0%, 8/1/34	94,579
3,877	Fannie Mae, 6.0%, 9/1/34	4,370
16,946	Fannie Mae, 6.0%, 9/1/34	19,510
19,608	Fannie Mae, 6.0%, 9/1/34	21,814
63,131	Fannie Mae, 6.0%, 9/1/34	69,844
7,856	Fannie Mae, 6.0%, 10/1/34	9,041
7,189	Fannie Mae, 6.0%, 11/1/34	8,273
113,995	Fannie Mae, 6.0%, 11/1/34	127,493
2,607	Fannie Mae, 6.0%, 2/1/35	2,997
6,032	Fannie Mae, 6.0%, 2/1/35	6,943
114,060	Fannie Mae, 6.0%, 4/1/35	131,253
18,226	Fannie Mae, 6.0%, 5/1/35	20,210
80,101	Fannie Mae, 6.0%, 10/1/35	88,570
147,832	Fannie Mae, 6.0%, 12/1/35	169,094
13,950	Fannie Mae, 6.0%, 12/1/37	16,011
127,566	Fannie Mae, 6.0%, 6/1/38	142,781
28,620	Fannie Mae, 6.0%, 7/1/38	32,117
5,854	Fannie Mae, 6.5%, 7/1/29	6,522
1,085	Fannie Mae, 6.5%, 1/1/31	1,208
1,650	Fannie Mae, 6.5%, 4/1/31	1,839
3,329	Fannie Mae, 6.5%, 5/1/31	3,709
60,148	Fannie Mae, 6.5%, 6/1/31	67,011
7,740	Fannie Mae, 6.5%, 8/1/31	8,623
2,692	Fannie Mae, 6.5%, 9/1/31	2,999
3,007	Fannie Mae, 6.5%, 9/1/31	3,350
2,424	Fannie Mae, 6.5%, 10/1/31	2,701
111,165	Fannie Mae, 6.5%, 12/1/31	123,849
4,174	Fannie Mae, 6.5%, 2/1/32	4,650
33,984	Fannie Mae, 6.5%, 3/1/32	37,862
74,854	Fannie Mae, 6.5%, 7/1/32	84,663
63,309	Fannie Mae, 6.5%, 10/1/32	70,532
12,725	Fannie Mae, 6.5%, 7/1/34	14,177
74,248	Fannie Mae, 6.5%, 11/1/37	85,493
20,177	Fannie Mae, 6.5%, 11/1/47	21,701
552	Fannie Mae, 7.0%, 12/1/30	571
5,834	Fannie Mae, 7.0%, 12/1/30	6,526
4,619	Fannie Mae, 7.0%, 4/1/31	5,325
6,262	Fannie Mae, 7.0%, 9/1/31	7,220
14,061	Fannie Mae, 7.0%, 12/1/31	14,365
12,016	Fannie Mae, 7.0%, 1/1/32	14,122
2,189,532	Federal Home Loan Mortgage Corp., 3.0%, 8/1/29	2,257,825
1,978,423	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	2,032,847
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
882,048	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	$909,428
5,415,985	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	5,584,114
644,087	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	664,485
1,626,112	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,677,606
1,818,274	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,874,080
1,297,648	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,332,283
1,086,135	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	1,113,048
4,316,968	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	4,442,964
3,564,179	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	3,652,721
1,180,559	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,215,016
1,808,388	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,852,212
5,164,125	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	5,292,465
752,445	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	770,019
353,562	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	361,673
171,289	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	177,177
1,283,053	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	1,348,489
487,942	Federal Home Loan Mortgage Corp., 3.5%, 5/1/43	505,513
2,284,399	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,400,519
5,489,381	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	5,737,488
634,971	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	663,694
463,996	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	488,700
1,931,768	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	2,017,386
96,455	Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	100,576
5,092,557	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	5,313,651
2,464,905	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	2,569,031
607,159	Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	632,797
6,117,469	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	6,444,014
151,125	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	158,382
5,317,381	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	5,601,232
5,984,720	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	6,236,988
6,278,884	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	6,547,195
3,172,672	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	3,300,791
5,327,383	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	5,536,353
5,453,494	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	5,765,568
7,729,132	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,146,360
8,008,263	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,385,610
9,834,785	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	10,331,288
3,226,833	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	3,348,832
9,484,580	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	9,990,792
1,239,074	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	1,297,416
1,862,061	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	1,930,929
565,200	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	590,483
1,800,639	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	1,861,289
3,638,908	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	3,764,727
8,467,026	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	8,760,258
8,111,146	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	8,387,689
9,775,385	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	10,098,981
3,285,557	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	3,395,067
4,348,773	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,499,420
3,058,222	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,160,468
6,358,831	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	6,568,752
5,257,269	Federal Home Loan Mortgage Corp., 3.5%, 8/1/49	5,398,381
7,492,068	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	8,106,317
269,922	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	288,574
83,054	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	88,792
3,525,750	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	3,769,098
57,344	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	61,306
1,302,076	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,383,185
3,663,941	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	3,874,484
3,437,907	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	3,635,679
4,933,880	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	5,216,856
1,966,619	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	2,078,884
1,292,833	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,366,075
941,912	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	994,930
3,690,555	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	3,894,272
1,441,134	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,519,605
222,582	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	231,043
449,410	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	473,412
3,192,681	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,358,651
4,083,709	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	4,297,257
3,411,132	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	3,585,683
55,151	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	57,252
1,146,486	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,204,373
1,789,626	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,886,794
2,886,117	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,047,802
5,361,894	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	5,631,339
6,438,135	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	6,798,605
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
8,523,251	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	$8,946,531
10,175,179	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	10,679,511
1,116,932	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	1,171,405
2,674,776	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	2,804,916
5,845,046	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	6,124,225
1,258,915	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	1,312,827
26,758,112	Federal Home Loan Mortgage Corp., 4.0%, 7/1/49	27,781,540
13,197,222	Federal Home Loan Mortgage Corp., 4.0%, 8/1/49	13,709,026
8,979,465	Federal Home Loan Mortgage Corp., 4.0%, 9/1/49	9,334,949
3,935	Federal Home Loan Mortgage Corp., 4.5%, 3/1/20	4,055
26,534	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	27,341
2,037,114	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	2,208,327
1,283,715	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,391,411
2,967,284	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	3,217,047
114,690	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	123,506
5,128,434	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	5,436,315
1,654,218	Federal Home Loan Mortgage Corp., 4.5%, 11/1/48	1,749,070
1,573,845	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	1,661,836
8,079,150	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	8,540,298
4,205,651	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	4,444,420
51,323	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	52,959
3,442	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	3,551
7,781	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	8,594
53,903	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	57,679
216,692	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	239,288
209,153	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	230,940
133,459	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	150,670
6,567	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	7,203
5,395	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	5,834
68,502	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	77,510
71,377	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	78,221
17,892	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	20,207
727,744	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	822,081
41,189	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	45,616
52,263	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	58,491
3,262	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	3,730
30,163	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	34,696
10,583	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	11,693
96,487	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	111,073
68,128	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	78,398
10,414	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	11,984
23,331	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	25,952
8,153	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	9,018
109,473	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	121,389
18,564	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	21,373
32,591	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	36,297
118,150	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	132,160
289,410	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	333,060
59,001	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	65,817
14,553	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	16,084
43,860	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	48,479
47,790	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	53,032
7,125	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	8,205
31,212	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	34,522
20,048	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	22,934
45,200	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	52,052
53,169	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	59,958
223	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	249
139	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	155
312	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	347
1,144	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,275
4,617	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,146
4,717	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,291
447	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	501
3,537	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	3,942
102	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	114
7,531	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	8,617
98	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	109
24,124	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	28,068
6,871	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	6,909
35,864	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	36,947
1,883	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	2,160
1,171	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	1,172
72,440	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	74,844
41,385,000	Government National Mortgage Association, 4.0%, 11/1/48 (TBA)	43,020,192
6,422,198	Government National Mortgage Association I, 3.5%, 11/15/41	6,758,850
4,914,529	Government National Mortgage Association I, 3.5%, 7/15/42	5,188,548
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,204,000	Government National Mortgage Association I, 3.5%, 10/15/42	$1,266,997
727,322	Government National Mortgage Association I, 3.5%, 1/15/44	769,667
7,927,316	Government National Mortgage Association I, 3.5%, 1/15/45	8,340,387
2,236,184	Government National Mortgage Association I, 3.5%, 8/15/46	2,333,934
7,247	Government National Mortgage Association I, 4.0%, 5/15/39	7,594
2,849	Government National Mortgage Association I, 4.0%, 6/15/39	3,039
4,826	Government National Mortgage Association I, 4.0%, 8/15/40	5,151
215,378	Government National Mortgage Association I, 4.0%, 8/15/40	225,704
4,735	Government National Mortgage Association I, 4.0%, 9/15/40	5,053
92,172	Government National Mortgage Association I, 4.0%, 9/15/40	96,591
4,746	Government National Mortgage Association I, 4.0%, 10/15/40	5,066
5,827	Government National Mortgage Association I, 4.0%, 11/15/40	6,106
28,099	Government National Mortgage Association I, 4.0%, 11/15/40	29,711
14,653	Government National Mortgage Association I, 4.0%, 1/15/41	15,642
49,409	Government National Mortgage Association I, 4.0%, 1/15/41	52,739
7,406	Government National Mortgage Association I, 4.0%, 2/15/41	7,905
46,655	Government National Mortgage Association I, 4.0%, 6/15/41	49,712
105,127	Government National Mortgage Association I, 4.0%, 7/15/41	112,225
2,094	Government National Mortgage Association I, 4.0%, 9/15/41	2,195
283,346	Government National Mortgage Association I, 4.0%, 9/15/41	302,354
5,266	Government National Mortgage Association I, 4.0%, 10/15/41	5,518
6,051	Government National Mortgage Association I, 4.0%, 10/15/41	6,397
3,046	Government National Mortgage Association I, 4.0%, 11/15/41	3,234
3,076	Government National Mortgage Association I, 4.0%, 11/15/41	3,223
4,766	Government National Mortgage Association I, 4.0%, 12/15/41	5,085
17,877	Government National Mortgage Association I, 4.0%, 2/15/42	19,220
203,466	Government National Mortgage Association I, 4.0%, 2/15/42	213,220
805,913	Government National Mortgage Association I, 4.0%, 8/15/43	855,876
18,467	Government National Mortgage Association I, 4.0%, 11/15/43	19,591
7,610	Government National Mortgage Association I, 4.0%, 3/15/44	8,020
134,284	Government National Mortgage Association I, 4.0%, 3/15/44	142,586
496,376	Government National Mortgage Association I, 4.0%, 3/15/44	527,175
2,896,928	Government National Mortgage Association I, 4.0%, 3/15/44	3,117,870
3,269	Government National Mortgage Association I, 4.0%, 4/15/44	3,426
20,142	Government National Mortgage Association I, 4.0%, 4/15/44	21,689
2,056,441	Government National Mortgage Association I, 4.0%, 4/15/44	2,213,121
289,306	Government National Mortgage Association I, 4.0%, 8/15/44	311,426
48,277	Government National Mortgage Association I, 4.0%, 9/15/44	51,269
164,119	Government National Mortgage Association I, 4.0%, 9/15/44	173,118
208,658	Government National Mortgage Association I, 4.0%, 9/15/44	220,062
339,472	Government National Mortgage Association I, 4.0%, 9/15/44	356,614
1,810,134	Government National Mortgage Association I, 4.0%, 9/15/44	1,948,469
74,940	Government National Mortgage Association I, 4.0%, 10/15/44	80,341
311,601	Government National Mortgage Association I, 4.0%, 11/15/44	328,087
1,576,450	Government National Mortgage Association I, 4.0%, 12/15/44	1,674,372
338,138	Government National Mortgage Association I, 4.0%, 1/15/45	363,921
889,547	Government National Mortgage Association I, 4.0%, 1/15/45	937,235
1,119,144	Government National Mortgage Association I, 4.0%, 1/15/45	1,188,495
1,605,151	Government National Mortgage Association I, 4.0%, 1/15/45	1,687,134
764,065	Government National Mortgage Association I, 4.0%, 2/15/45	810,869
1,131,355	Government National Mortgage Association I, 4.0%, 2/15/45	1,201,343
65,939	Government National Mortgage Association I, 4.0%, 3/15/45	69,100
1,478,474	Government National Mortgage Association I, 4.0%, 3/15/45	1,570,151
2,614,612	Government National Mortgage Association I, 4.0%, 4/15/45	2,813,895
1,364,838	Government National Mortgage Association I, 4.0%, 5/15/45	1,468,998
3,500,147	Government National Mortgage Association I, 4.0%, 6/15/45	3,717,318
573,612	Government National Mortgage Association I, 4.0%, 7/15/45	617,446
509,291	Government National Mortgage Association I, 4.0%, 8/15/45	548,232
540	Government National Mortgage Association I, 4.5%, 12/15/19	542
139,992	Government National Mortgage Association I, 4.5%, 6/15/25	144,308
37,102	Government National Mortgage Association I, 4.5%, 7/15/33	39,886
123,022	Government National Mortgage Association I, 4.5%, 9/15/33	133,512
131,963	Government National Mortgage Association I, 4.5%, 10/15/33	140,528
134,397	Government National Mortgage Association I, 4.5%, 10/15/33	145,616
21,022	Government National Mortgage Association I, 4.5%, 2/15/34	22,518
14,713	Government National Mortgage Association I, 4.5%, 3/15/35	15,679
49,851	Government National Mortgage Association I, 4.5%, 3/15/35	53,132
19,113	Government National Mortgage Association I, 4.5%, 4/15/35	20,367
131,017	Government National Mortgage Association I, 4.5%, 4/15/35	141,767
5,259	Government National Mortgage Association I, 4.5%, 9/15/35	5,607
56,854	Government National Mortgage Association I, 4.5%, 10/15/35	60,850
45,458	Government National Mortgage Association I, 4.5%, 4/15/38	48,409
724,352	Government National Mortgage Association I, 4.5%, 12/15/39	785,809
279,814	Government National Mortgage Association I, 4.5%, 1/15/40	306,332
170,749	Government National Mortgage Association I, 4.5%, 9/15/40	186,208
636,964	Government National Mortgage Association I, 4.5%, 10/15/40	693,161
288,748	Government National Mortgage Association I, 4.5%, 4/15/41	310,283
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
668,375	Government National Mortgage Association I, 4.5%, 5/15/41	$727,411
669,694	Government National Mortgage Association I, 4.5%, 6/15/41	728,780
232,299	Government National Mortgage Association I, 4.5%, 7/15/41	252,851
625,825	Government National Mortgage Association I, 4.5%, 8/15/41	681,021
45,072	Government National Mortgage Association I, 5.0%, 7/15/33	49,695
47,969	Government National Mortgage Association I, 5.0%, 9/15/33	52,626
53,160	Government National Mortgage Association I, 5.0%, 4/15/34	58,932
310,676	Government National Mortgage Association I, 5.0%, 4/15/35	344,528
133,932	Government National Mortgage Association I, 5.0%, 7/15/40	150,510
123	Government National Mortgage Association I, 5.5%, 10/15/19	123
42,273	Government National Mortgage Association I, 5.5%, 1/15/29	45,571
8,939	Government National Mortgage Association I, 5.5%, 6/15/33	9,940
45,259	Government National Mortgage Association I, 5.5%, 7/15/33	51,388
46,467	Government National Mortgage Association I, 5.5%, 7/15/33	52,721
13,579	Government National Mortgage Association I, 5.5%, 8/15/33	15,406
21,747	Government National Mortgage Association I, 5.5%, 8/15/33	24,676
93,789	Government National Mortgage Association I, 5.5%, 8/15/33	103,057
38,421	Government National Mortgage Association I, 5.5%, 9/15/33	41,581
39,751	Government National Mortgage Association I, 5.5%, 9/15/33	42,858
31,078	Government National Mortgage Association I, 5.5%, 10/15/33	33,726
39,902	Government National Mortgage Association I, 5.5%, 10/15/33	45,257
222,432	Government National Mortgage Association I, 5.5%, 7/15/34	252,305
21,594	Government National Mortgage Association I, 5.5%, 10/15/34	23,836
275,336	Government National Mortgage Association I, 5.5%, 11/15/34	312,449
94,833	Government National Mortgage Association I, 5.5%, 1/15/35	107,477
17,233	Government National Mortgage Association I, 5.5%, 2/15/35	18,878
35,368	Government National Mortgage Association I, 5.5%, 2/15/35	38,142
28,713	Government National Mortgage Association I, 5.5%, 6/15/35	30,971
300,716	Government National Mortgage Association I, 5.5%, 7/15/35	340,947
31,083	Government National Mortgage Association I, 5.5%, 10/15/35	33,952
99,546	Government National Mortgage Association I, 5.5%, 10/15/35	111,297
25,951	Government National Mortgage Association I, 5.5%, 2/15/37	29,438
4,554	Government National Mortgage Association I, 5.72%, 4/15/29	4,941
75,212	Government National Mortgage Association I, 6.0%, 12/15/23	79,923
6,251	Government National Mortgage Association I, 6.0%, 1/15/24	6,910
24,990	Government National Mortgage Association I, 6.0%, 4/15/28	28,246
109,890	Government National Mortgage Association I, 6.0%, 9/15/28	122,707
5,427	Government National Mortgage Association I, 6.0%, 10/15/28	6,037
44,684	Government National Mortgage Association I, 6.0%, 2/15/29	50,586
50,064	Government National Mortgage Association I, 6.0%, 2/15/29	55,869
24,170	Government National Mortgage Association I, 6.0%, 6/15/31	26,717
13,804	Government National Mortgage Association I, 6.0%, 11/15/31	15,797
924	Government National Mortgage Association I, 6.0%, 3/15/32	1,056
4,288	Government National Mortgage Association I, 6.0%, 8/15/32	4,914
50,094	Government National Mortgage Association I, 6.0%, 9/15/32	55,797
81,902	Government National Mortgage Association I, 6.0%, 9/15/32	90,532
113,967	Government National Mortgage Association I, 6.0%, 9/15/32	126,146
5,827	Government National Mortgage Association I, 6.0%, 10/15/32	6,441
22,229	Government National Mortgage Association I, 6.0%, 10/15/32	24,664
5,678	Government National Mortgage Association I, 6.0%, 11/15/32	6,277
6,058	Government National Mortgage Association I, 6.0%, 11/15/32	6,698
7,421	Government National Mortgage Association I, 6.0%, 12/15/32	8,262
7,982	Government National Mortgage Association I, 6.0%, 12/15/32	8,918
48,232	Government National Mortgage Association I, 6.0%, 12/15/32	53,399
105,174	Government National Mortgage Association I, 6.0%, 12/15/32	116,302
139,715	Government National Mortgage Association I, 6.0%, 12/15/32	154,494
156,232	Government National Mortgage Association I, 6.0%, 12/15/32	172,934
257,010	Government National Mortgage Association I, 6.0%, 12/15/32	286,723
17,976	Government National Mortgage Association I, 6.0%, 1/15/33	19,870
30,655	Government National Mortgage Association I, 6.0%, 1/15/33	34,600
100,661	Government National Mortgage Association I, 6.0%, 1/15/33	115,372
17,422	Government National Mortgage Association I, 6.0%, 2/15/33	19,701
49,652	Government National Mortgage Association I, 6.0%, 2/15/33	54,884
66,775	Government National Mortgage Association I, 6.0%, 2/15/33	76,366
83,724	Government National Mortgage Association I, 6.0%, 2/15/33	93,854
27,402	Government National Mortgage Association I, 6.0%, 3/15/33	30,335
38,452	Government National Mortgage Association I, 6.0%, 3/15/33	43,883
67,169	Government National Mortgage Association I, 6.0%, 3/15/33	77,050
68,965	Government National Mortgage Association I, 6.0%, 3/15/33	76,308
72,371	Government National Mortgage Association I, 6.0%, 3/15/33	82,998
90,623	Government National Mortgage Association I, 6.0%, 3/15/33	102,996
150,556	Government National Mortgage Association I, 6.0%, 3/15/33	172,607
255,694	Government National Mortgage Association I, 6.0%, 3/15/33	292,300
12,884	Government National Mortgage Association I, 6.0%, 4/15/33	14,242
14,860	Government National Mortgage Association I, 6.0%, 4/15/33	16,432
30,890	Government National Mortgage Association I, 6.0%, 4/15/33	34,256
16,743	Government National Mortgage Association I, 6.0%, 5/15/33	18,507
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
99,108	Government National Mortgage Association I, 6.0%, 5/15/33	$111,382
7,157	Government National Mortgage Association I, 6.0%, 6/15/33	8,022
12,046	Government National Mortgage Association I, 6.0%, 9/15/33	13,452
13,431	Government National Mortgage Association I, 6.0%, 9/15/33	14,847
39,267	Government National Mortgage Association I, 6.0%, 9/15/33	45,027
35,003	Government National Mortgage Association I, 6.0%, 10/15/33	39,920
88,080	Government National Mortgage Association I, 6.0%, 11/15/33	97,412
150,608	Government National Mortgage Association I, 6.0%, 3/15/34	172,034
36,969	Government National Mortgage Association I, 6.0%, 6/15/34	42,401
25,487	Government National Mortgage Association I, 6.0%, 8/15/34	29,205
41,981	Government National Mortgage Association I, 6.0%, 8/15/34	46,405
20,549	Government National Mortgage Association I, 6.0%, 9/15/34	23,503
35,106	Government National Mortgage Association I, 6.0%, 9/15/34	38,827
94,177	Government National Mortgage Association I, 6.0%, 9/15/34	108,017
42,577	Government National Mortgage Association I, 6.0%, 10/15/34	47,232
44,811	Government National Mortgage Association I, 6.0%, 10/15/34	49,553
93,736	Government National Mortgage Association I, 6.0%, 10/15/34	103,631
86,377	Government National Mortgage Association I, 6.0%, 11/15/34	97,248
554,506	Government National Mortgage Association I, 6.0%, 9/15/35	636,150
142,398	Government National Mortgage Association I, 6.0%, 8/15/36	163,539
90,105	Government National Mortgage Association I, 6.0%, 10/15/36	102,812
29,086	Government National Mortgage Association I, 6.0%, 11/15/37	33,382
26,421	Government National Mortgage Association I, 6.0%, 8/15/38	29,811
11,187	Government National Mortgage Association I, 6.5%, 10/15/24	12,004
1,761	Government National Mortgage Association I, 6.5%, 2/15/28	1,949
5,733	Government National Mortgage Association I, 6.5%, 4/15/28	6,344
30,571	Government National Mortgage Association I, 6.5%, 4/15/28	33,833
5,850	Government National Mortgage Association I, 6.5%, 6/15/28	6,579
5,072	Government National Mortgage Association I, 6.5%, 8/15/28	5,613
2,173	Government National Mortgage Association I, 6.5%, 10/15/28	2,405
10,575	Government National Mortgage Association I, 6.5%, 10/15/28	11,703
19,166	Government National Mortgage Association I, 6.5%, 1/15/29	21,211
869	Government National Mortgage Association I, 6.5%, 2/15/29	961
4,110	Government National Mortgage Association I, 6.5%, 2/15/29	4,549
9,840	Government National Mortgage Association I, 6.5%, 2/15/29	10,890
3,753	Government National Mortgage Association I, 6.5%, 3/15/29	4,153
4,512	Government National Mortgage Association I, 6.5%, 3/15/29	4,994
5,917	Government National Mortgage Association I, 6.5%, 3/15/29	6,548
15,088	Government National Mortgage Association I, 6.5%, 3/15/29	16,698
64,330	Government National Mortgage Association I, 6.5%, 3/15/29	71,195
1,549	Government National Mortgage Association I, 6.5%, 5/15/29	1,714
2,493	Government National Mortgage Association I, 6.5%, 5/15/29	2,759
37,845	Government National Mortgage Association I, 6.5%, 5/15/29	42,899
21,295	Government National Mortgage Association I, 6.5%, 6/15/29	23,568
38,128	Government National Mortgage Association I, 6.5%, 4/15/31	43,958
10,210	Government National Mortgage Association I, 6.5%, 5/15/31	11,759
10,293	Government National Mortgage Association I, 6.5%, 5/15/31	11,936
34,301	Government National Mortgage Association I, 6.5%, 5/15/31	37,961
4,550	Government National Mortgage Association I, 6.5%, 6/15/31	5,036
11,630	Government National Mortgage Association I, 6.5%, 7/15/31	12,872
27,323	Government National Mortgage Association I, 6.5%, 8/15/31	30,239
15,874	Government National Mortgage Association I, 6.5%, 9/15/31	17,568
4,235	Government National Mortgage Association I, 6.5%, 10/15/31	4,686
12,008	Government National Mortgage Association I, 6.5%, 10/15/31	13,289
42,292	Government National Mortgage Association I, 6.5%, 10/15/31	46,805
2,635	Government National Mortgage Association I, 6.5%, 11/15/31	2,917
39,126	Government National Mortgage Association I, 6.5%, 11/15/31	43,301
15,936	Government National Mortgage Association I, 6.5%, 1/15/32	17,637
69,329	Government National Mortgage Association I, 6.5%, 1/15/32	79,212
4,484	Government National Mortgage Association I, 6.5%, 2/15/32	4,962
11,334	Government National Mortgage Association I, 6.5%, 2/15/32	12,897
13,516	Government National Mortgage Association I, 6.5%, 2/15/32	15,593
18,258	Government National Mortgage Association I, 6.5%, 2/15/32	20,206
24,920	Government National Mortgage Association I, 6.5%, 2/15/32	28,656
9,278	Government National Mortgage Association I, 6.5%, 3/15/32	10,268
69,628	Government National Mortgage Association I, 6.5%, 3/15/32	77,845
4,118	Government National Mortgage Association I, 6.5%, 4/15/32	4,557
6,950	Government National Mortgage Association I, 6.5%, 4/15/32	7,691
8,292	Government National Mortgage Association I, 6.5%, 4/15/32	9,177
47,749	Government National Mortgage Association I, 6.5%, 4/15/32	55,368
3,160	Government National Mortgage Association I, 6.5%, 5/15/32	3,498
4,803	Government National Mortgage Association I, 6.5%, 5/15/32	5,315
7,244	Government National Mortgage Association I, 6.5%, 5/15/32	8,017
7,929	Government National Mortgage Association I, 6.5%, 5/15/32	9,192
8,241	Government National Mortgage Association I, 6.5%, 6/15/32	9,121
9,014	Government National Mortgage Association I, 6.5%, 6/15/32	10,053
9,193	Government National Mortgage Association I, 6.5%, 6/15/32	10,173
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
7,947	Government National Mortgage Association I, 6.5%, 7/15/32	$8,795
9,005	Government National Mortgage Association I, 6.5%, 7/15/32	9,966
90,999	Government National Mortgage Association I, 6.5%, 7/15/32	105,218
3,424	Government National Mortgage Association I, 6.5%, 8/15/32	3,793
27,164	Government National Mortgage Association I, 6.5%, 8/15/32	31,510
31,377	Government National Mortgage Association I, 6.5%, 8/15/32	34,725
14,194	Government National Mortgage Association I, 6.5%, 9/15/32	16,332
33,077	Government National Mortgage Association I, 6.5%, 9/15/32	36,607
35,014	Government National Mortgage Association I, 6.5%, 9/15/32	39,143
37,668	Government National Mortgage Association I, 6.5%, 10/15/32	41,687
34,993	Government National Mortgage Association I, 6.5%, 11/15/32	40,697
214,872	Government National Mortgage Association I, 6.5%, 12/15/32	250,962
2,324	Government National Mortgage Association I, 6.5%, 1/15/33	2,683
236,480	Government National Mortgage Association I, 6.5%, 1/15/33	276,289
27,722	Government National Mortgage Association I, 6.5%, 5/15/33	30,680
1,470	Government National Mortgage Association I, 6.5%, 10/15/33	1,633
1,031	Government National Mortgage Association I, 6.5%, 2/15/34	1,141
101,703	Government National Mortgage Association I, 6.5%, 6/15/34	112,991
3,686	Government National Mortgage Association I, 6.5%, 9/15/34	4,080
36,898	Government National Mortgage Association I, 6.5%, 4/15/35	40,835
5,944	Government National Mortgage Association I, 6.5%, 6/15/35	6,578
16,680	Government National Mortgage Association I, 6.5%, 7/15/35	18,460
59,523	Government National Mortgage Association I, 6.5%, 7/15/35	65,875
333	Government National Mortgage Association I, 6.75%, 4/15/26	369
10,287	Government National Mortgage Association I, 7.0%, 8/15/23	10,756
32,032	Government National Mortgage Association I, 7.0%, 9/15/24	34,548
12,187	Government National Mortgage Association I, 7.0%, 7/15/25	13,030
4,902	Government National Mortgage Association I, 7.0%, 11/15/26	5,419
11,929	Government National Mortgage Association I, 7.0%, 6/15/27	13,257
14,747	Government National Mortgage Association I, 7.0%, 1/15/28	16,076
9,232	Government National Mortgage Association I, 7.0%, 2/15/28	9,967
10,824	Government National Mortgage Association I, 7.0%, 3/15/28	11,006
4,407	Government National Mortgage Association I, 7.0%, 4/15/28	4,415
10,536	Government National Mortgage Association I, 7.0%, 7/15/28	11,620
879	Government National Mortgage Association I, 7.0%, 8/15/28	984
10,453	Government National Mortgage Association I, 7.0%, 11/15/28	11,988
28,982	Government National Mortgage Association I, 7.0%, 11/15/28	33,075
19,411	Government National Mortgage Association I, 7.0%, 4/15/29	19,908
20,761	Government National Mortgage Association I, 7.0%, 4/15/29	22,316
19,989	Government National Mortgage Association I, 7.0%, 5/15/29	20,316
2,779	Government National Mortgage Association I, 7.0%, 6/15/29	2,784
6,832	Government National Mortgage Association I, 7.0%, 7/15/29	7,592
38,376	Government National Mortgage Association I, 7.0%, 11/15/29	42,151
1,530	Government National Mortgage Association I, 7.0%, 12/15/30	1,529
1,738	Government National Mortgage Association I, 7.0%, 12/15/30	1,764
23,776	Government National Mortgage Association I, 7.0%, 12/15/30	27,216
34,153	Government National Mortgage Association I, 7.0%, 12/15/30	34,553
38,322	Government National Mortgage Association I, 7.0%, 1/15/31	38,685
4,742	Government National Mortgage Association I, 7.0%, 3/15/31	4,827
17,866	Government National Mortgage Association I, 7.0%, 6/15/31	20,969
2,161	Government National Mortgage Association I, 7.0%, 7/15/31	2,551
94,694	Government National Mortgage Association I, 7.0%, 8/15/31	111,609
10,313	Government National Mortgage Association I, 7.0%, 9/15/31	10,723
26,906	Government National Mortgage Association I, 7.0%, 9/15/31	29,980
7,321	Government National Mortgage Association I, 7.0%, 11/15/31	7,608
44,005	Government National Mortgage Association I, 7.0%, 3/15/32	48,947
33,129	Government National Mortgage Association I, 7.0%, 4/15/32	36,767
60,795	Government National Mortgage Association I, 7.0%, 5/15/32	72,869
2,878	Government National Mortgage Association I, 7.5%, 3/15/23	2,964
18,403	Government National Mortgage Association I, 7.5%, 10/15/23	19,448
1,052	Government National Mortgage Association I, 7.5%, 6/15/24	1,065
7,381	Government National Mortgage Association I, 7.5%, 8/15/25	7,450
3,253	Government National Mortgage Association I, 7.5%, 9/15/25	3,494
1,934	Government National Mortgage Association I, 7.5%, 12/15/25	1,933
8,547	Government National Mortgage Association I, 7.5%, 2/15/27	9,274
20,634	Government National Mortgage Association I, 7.5%, 3/15/27	23,586
29,336	Government National Mortgage Association I, 7.5%, 10/15/27	32,344
13,268	Government National Mortgage Association I, 7.5%, 6/15/29	14,677
2,397	Government National Mortgage Association I, 7.5%, 8/15/29	2,425
7,205	Government National Mortgage Association I, 7.5%, 8/15/29	7,271
14,111	Government National Mortgage Association I, 7.5%, 9/15/29	14,141
834	Government National Mortgage Association I, 7.5%, 10/15/29	841
5,129	Government National Mortgage Association I, 7.5%, 10/15/29	5,278
12,858	Government National Mortgage Association I, 7.5%, 2/15/31	12,976
14,219	Government National Mortgage Association I, 7.5%, 2/15/31	14,596
6,364	Government National Mortgage Association I, 7.5%, 3/15/31	6,522
39,390	Government National Mortgage Association I, 7.5%, 12/15/31	40,895
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,960	Government National Mortgage Association I, 7.75%, 2/15/30	$1,982
739	Government National Mortgage Association I, 8.5%, 8/15/21	741
15	Government National Mortgage Association I, 9.0%, 12/15/19	15
50	Government National Mortgage Association I, 9.0%, 9/15/21	50
1,058	Government National Mortgage Association I, 9.0%, 6/15/22	1,071
501,464	Government National Mortgage Association II, 3.5%, 3/20/45	526,653
490,179	Government National Mortgage Association II, 3.5%, 4/20/45	514,862
723,178	Government National Mortgage Association II, 3.5%, 4/20/45	759,503
993,175	Government National Mortgage Association II, 3.5%, 4/20/45	1,043,060
1,343,598	Government National Mortgage Association II, 3.5%, 3/20/46	1,424,759
5,603,291	Government National Mortgage Association II, 4.0%, 7/20/44	5,967,346
152,471	Government National Mortgage Association II, 4.0%, 9/20/44	162,344
1,315,666	Government National Mortgage Association II, 4.0%, 10/20/44	1,400,495
5,044,097	Government National Mortgage Association II, 4.0%, 10/20/46	5,327,769
1,843,184	Government National Mortgage Association II, 4.0%, 2/20/48	1,954,848
1,944,900	Government National Mortgage Association II, 4.0%, 4/20/48	2,063,704
48,000	Government National Mortgage Association II, 4.5%, 12/20/34	50,601
166,540	Government National Mortgage Association II, 4.5%, 1/20/35	174,953
31,122	Government National Mortgage Association II, 4.5%, 3/20/35	32,789
892,244	Government National Mortgage Association II, 4.5%, 9/20/41	976,198
4,680,906	Government National Mortgage Association II, 4.5%, 9/20/44	4,922,433
1,292,431	Government National Mortgage Association II, 4.5%, 10/20/44	1,383,459
2,686,303	Government National Mortgage Association II, 4.5%, 11/20/44	2,874,915
6,090,539	Government National Mortgage Association II, 4.5%, 2/20/48	6,403,518
26,105,323	Government National Mortgage Association II, 4.5%, 7/20/49	27,486,936
39,929,114	Government National Mortgage Association II, 4.5%, 8/20/49	42,178,728
535	Government National Mortgage Association II, 5.0%, 1/20/20	544
132,439	Government National Mortgage Association II, 5.5%, 3/20/34	149,835
112,185	Government National Mortgage Association II, 5.5%, 4/20/34	126,900
66,361	Government National Mortgage Association II, 5.5%, 10/20/37	71,231
64,237	Government National Mortgage Association II, 5.75%, 6/20/33	69,431
21,722	Government National Mortgage Association II, 5.9%, 1/20/28	23,628
50,542	Government National Mortgage Association II, 5.9%, 7/20/28	54,573
12,391	Government National Mortgage Association II, 6.0%, 10/20/31	13,849
61,973	Government National Mortgage Association II, 6.0%, 1/20/33	71,763
66,535	Government National Mortgage Association II, 6.0%, 10/20/33	76,979
38,550	Government National Mortgage Association II, 6.0%, 6/20/34	44,649
43,489	Government National Mortgage Association II, 6.45%, 7/20/32	47,179
75,945	Government National Mortgage Association II, 6.45%, 1/20/33	82,387
10,878	Government National Mortgage Association II, 6.5%, 1/20/24	11,310
27,331	Government National Mortgage Association II, 6.5%, 8/20/28	30,811
1,308	Government National Mortgage Association II, 6.5%, 2/20/29	1,498
522	Government National Mortgage Association II, 6.5%, 3/20/29	593
15,813	Government National Mortgage Association II, 6.5%, 4/20/29	17,974
8,692	Government National Mortgage Association II, 6.5%, 4/20/31	10,062
6,162	Government National Mortgage Association II, 6.5%, 6/20/31	7,100
28,350	Government National Mortgage Association II, 6.5%, 10/20/32	32,727
38,796	Government National Mortgage Association II, 6.5%, 3/20/34	45,352
4,188	Government National Mortgage Association II, 7.0%, 5/20/26	4,574
12,020	Government National Mortgage Association II, 7.0%, 8/20/27	13,512
12,908	Government National Mortgage Association II, 7.0%, 6/20/28	14,740
43,947	Government National Mortgage Association II, 7.0%, 11/20/28	50,353
46,548	Government National Mortgage Association II, 7.0%, 1/20/29	53,272
4,525	Government National Mortgage Association II, 7.0%, 2/20/29	5,164
1,310	Government National Mortgage Association II, 7.0%, 12/20/30	1,506
6,836	Government National Mortgage Association II, 7.0%, 1/20/31	7,976
3,435	Government National Mortgage Association II, 7.0%, 3/20/31	4,020
19,346	Government National Mortgage Association II, 7.0%, 7/20/31	22,682
7,271	Government National Mortgage Association II, 7.0%, 11/20/31	8,510
7,922	Government National Mortgage Association II, 7.5%, 5/20/30	9,332
2,468	Government National Mortgage Association II, 7.5%, 6/20/30	2,876
5,738	Government National Mortgage Association II, 7.5%, 7/20/30	6,582
7,424	Government National Mortgage Association II, 7.5%, 8/20/30	8,735
3,899	Government National Mortgage Association II, 7.5%, 12/20/30	4,605
9	Government National Mortgage Association II, 8.0%, 5/20/25	9
1,256	Government National Mortgage Association II, 9.0%, 3/20/22	1,259
169	Government National Mortgage Association II, 9.0%, 4/20/22	169
1,734	Government National Mortgage Association II, 9.0%, 11/20/24	1,739
480,857	New Valley Generation V, 4.929%, 1/15/21	494,358
35,000,000(k)	U.S. Treasury Bills, 10/15/19	34,976,929
125,000,000(k)	U.S. Treasury Bills, 10/22/19	124,869,206
51,545,000	U.S. Treasury Bonds, 3.0%, 2/15/49	61,457,345
14,000,000	U.S. Treasury Bonds, 3.125%, 5/15/48	17,016,563
30,077,304	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	31,394,412
64,160,751	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	69,198,293
76,041,737	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	84,158,486
64,377,844	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	71,728,974
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
52,158,150	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	$58,531,442
18,575,000	U.S. Treasury Notes, 2.25%, 4/30/24	19,134,427
15,488,000	U.S. Treasury Notes, 2.625%, 2/15/29	16,762,735
12,430,000	U.S. Treasury Notes, 2.875%, 5/15/28	13,642,896
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,895,708,903)	$1,948,088,494
	TEMPORARY CASH INVESTMENTS - 0.9% of Net Assets
	REPURCHASE AGREEMENTS - 0.9%
36,600,000	$36,600,000 RBC Capital Markets LLC, 2.33%, dated 9/30/19 plus accrued interest on 10/1/19 collateralized by the following: $28,332,549 Federal National Mortgage Association, 3.5% - 4.0%, 9/1/47 - 6/1/49 $1,014,871 Freddie Mac Giant, 3.0%, 3/1/47 $7,986,997 Government National Mortgage Association, 4.5%, 11/20/48.	$36,600,000
18,170,000	$18,170,000 ScotiaBank, 2.35%, dated 9/30/19 plus accrued interest on 10/1/19 collateralized by the following: $1,371 Federal National Mortgage Association, 4.0%, 12/1/48 $18,533,297 U.S. Treasury Notes, 2.4%, 2/29/24.	18,170,000
		$54,770,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $54,770,000)	$54,770,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 102.0%
	(Cost $5,879,425,878)	$6,058,923,943
	OTHER ASSETS AND LIABILITIES - (2.0)%	$(119,584,672)
	NET ASSETS - 100.0%	$5,939,339,271

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2019, the value of these securities amounted to $2,257,949,034, or 38.0% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (k) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2019.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at September 30, 2019.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Issued as participation notes.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,062	U.S. 2 Year Note (CBT)	12/31/19	$229,466,773	$228,861,000	$(605,773)
8,014	U.S. 5 Year Note (CBT)	12/31/19	956,854,156	954,855,582	(1,998,574)
358	U.S. Ultra Bond (CBT)	12/19/19	70,841,501	68,702,438	(2,139,063)
			$1,257,162,430	$1,252,419,020	$(4,743,410)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,951	U.S. 10 Year Note (CBT)	12/19/19	$257,288,172	$254,239,688	$3,048,484
3,068	U.S. 10 Year Ultra	12/19/19	437,946,633	436,902,375	1,044,258
342	U.S. Long Bond (CBT)	12/19/19	56,729,250	55,510,875	1,218,375
			$751,964,055	$746,652,938	$5,311,117
TOTAL FUTURES CONTRACTS			$505,198,375	$505,766,082	$567,707

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.
CAD	-	Canadian Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$14,701,163	$–	$–	$14,701,163
Asset Backed Securities	–	663,326,810	17,749,562	681,076,372
Collateralized Mortgage Obligations	–	1,419,408,788	23,144,801	1,442,553,589
Corporate Bonds	–	1,624,049,778	–	1,624,049,778
Foreign Government Bond	–	14,348,103	–	14,348,103
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	22,063,050	1,257,750	23,320,800
Collateralized Reinsurance
Earthquakes - California	–	–	1,777,600	1,777,600
Multiperil - Massachusetts	–	–	2,958,850	2,958,850
Multiperil - U.S.	–	–	4,181,263	4,181,263
Multiperil - U.S. Regional	–	–	5,012,273	5,012,273
Multiperil - Worldwide	–	–	6,478,467	6,478,467
Windstorm - Florida	–	–	479,489	479,489
Windstorm - North Carolina	–	–	1,501,485	1,501,485
Windstorm - U.S. Regional	–	–	2,643,949	2,643,949
Industry Loss Warranties
Multiperil - U.S.	–	–	2,276,330	2,276,330
Windstorm - U.S.	–	–	1,952,258	1,952,258
Reinsurance Sidecars
Multiperil - U.S.	–	–	10,298,072	10,298,072
Multiperil - Worldwide	–	–	79,433,446	79,433,446
All Other Insurance-Linked Securities	–	32,483,315	–	32,483,315
Municipal Bonds	–	14,739,058	–	14,739,058
Senior Secured Floating Rate Loan Interests	–	89,799,789	–	89,799,789
U.S. Government and Agency Obligations	–	1,948,088,494	–	1,948,088,494
Repurchase Agreements	–	54,770,000	–	54,770,000
Total Investments in Securities	$14,701,163	$5,883,077,185	$161,145,595	$6,058,923,943
Other Financial Instruments
Net unrealized appreciation on futures contracts	$567,707	$–	$–	$567,707
Total Other Financial Instruments	$567,707	$–	$–	$567,707

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Collateralized Mortgage Obligations	Insurance-Linked Securities	Total
Balance as of 6/30/19	$–	$–	$119,118,336	$119,118,336
Realized gain (loss)	–	(15,611)	(254,481)	(270,092)
Change in unrealized appreciation (depreciation)	(438)	13,666	4,102,812	4,116,040
Accrued discounts/premiums	490	–	(6,828)	(6,338)
Purchases	17,749,510	20,189,948	15,826,565	53,766,023
Sales	–	--	(18,535,172)	(18,535,172)
Transfers in to Level 3*	–	2,956,798	–	2,956,798
Transfers out of Level 3*	–	–	–	–
Balance as of 9/30/19	$17,749,562	$23,144,801	$120,251,232	$161,145,595

*  Transfers are calculated on the beginning of period values. During the three months ended September 30, 2019 a security having value of $2,956,798 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. For the three months ended September 30, 2019, there were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2019: $3,953,359.